Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 94.8%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$3,978
Boston Omaha Corp., Class A*	700	9,156
National CineMedia, Inc.	1,700	7,667
Nexxen International Ltd.*	1,200	11,100
Stagwell, Inc.*	2,700	15,201
TechTarget, Inc.*	900	5,229
		52,331
Aerospace & Defense — 2.1%
AAR Corp.*	1,069	95,857
AeroVironment, Inc.*	915	288,125
AerSale Corp.*	1,000	8,190
AIRO Group Holdings, Inc.*	419	8,045
Amprius Technologies, Inc.*	3,000	31,560
Archer Aviation, Inc., Class A*	15,800	151,364
Astronics Corp.*	795	36,260
Ducommun, Inc.*	400	38,452
Eve Holding, Inc.*	1,500	5,715
Intuitive Machines, Inc.*	3,400	35,768
Joby Aviation, Inc.*	13,500	217,890
Kratos Defense & Security Solutions, Inc.*	4,822	440,586
Mercury Systems, Inc.*	1,500	116,100
Moog, Inc., Class A	796	165,305
National Presto Industries, Inc.	148	16,598
Red Cat Holdings, Inc.*	2,300	23,805
Redwire Corp.*	1,100	9,889
Voyager Technologies, Inc., Class A*	326	9,708
		1,699,217
Agriculture — 0.3%
Alico, Inc.	200	6,932
Dole PLC	1,900	25,536
Fresh Del Monte Produce, Inc.	916	31,804
Ispire Technology, Inc.*	800	2,048
Limoneira Co.	600	8,910
Tejon Ranch Co.*	425	6,791
The Andersons, Inc.	932	37,103
Turning Point Brands, Inc.	500	49,430
Universal Corp.	655	36,595
Vital Farms, Inc.*	1,000	41,150
		246,299
Airlines — 0.3%
Allegiant Travel Co.*	424	25,766
Frontier Group Holdings, Inc.*	2,500	11,038
JetBlue Airways Corp.*	9,700	47,724
SkyWest, Inc.*	1,181	118,832
Sun Country Airlines Holdings, Inc.*	1,200	14,172
		217,532
Apparel — 0.6%
Capri Holdings Ltd.*	3,500	69,720
Carter's, Inc.	1,100	31,042
Ermenegildo Zegna N.V.	1,900	17,955
Hanesbrands, Inc.*	10,400	68,536
Kontoor Brands, Inc.	1,600	127,632
Lakeland Industries, Inc.	300	4,440
	Number of Shares	Value†

Apparel — (continued)
Oxford Industries, Inc.	408	$16,540
Rocky Brands, Inc.	200	5,958
Steven Madden Ltd.	2,073	69,404
Superior Group of Cos., Inc.	100	1,072
Torrid Holdings, Inc.*	400	700
Weyco Group, Inc.	200	6,018
Wolverine World Wide, Inc.	2,282	62,618
		481,635
Auto Manufacturers — 0.2%
Blue Bird Corp.*	892	51,335
Faraday Future Intelligent Electric, Inc.*	3,200	4,160
Hyliion Holdings Corp.*	3,900	7,683
REV Group, Inc.	1,354	76,731
Wabash National Corp.	1,400	13,818
		153,727
Auto Parts & Equipment — 1.0%
Adient PLC*	2,400	57,792
Aeva Technologies, Inc.*	980	14,210
American Axle & Manufacturing Holdings, Inc.*	3,416	20,530
Cooper-Standard Holdings, Inc.*	500	18,465
Dana, Inc.	3,796	76,072
Dorman Products, Inc.*	787	122,678
Douglas Dynamics, Inc.	600	18,756
Fox Factory Holding Corp.*	1,257	30,532
Garrett Motion, Inc.	3,900	53,118
Gentherm, Inc.*	968	32,970
Holley, Inc.*	1,700	5,338
indie Semiconductor, Inc., Class A*	5,500	22,385
Luminar Technologies, Inc.*	773	1,476
Methode Electronics, Inc.	1,060	8,003
Microvast Holdings, Inc.*	6,200	23,870
Miller Industries, Inc.	343	13,864
Motorcar Parts of America, Inc.*	600	9,924
Phinia, Inc.	1,047	60,182
Solid Power, Inc.*	4,500	15,615
Standard Motor Products, Inc.	600	24,492
Strattec Security Corp.*	100	6,806
The Goodyear Tire & Rubber Co.*	7,695	57,559
Titan International, Inc.*	1,300	9,828
Visteon Corp.	827	99,124
XPEL, Inc.*	600	19,842
		823,431
Banks — 9.2%
1st Source Corp.	588	36,197
ACNB Corp.	200	8,808
Alerus Financial Corp.	600	13,284
Amalgamated Financial Corp.	600	16,290
Amerant Bancorp, Inc.	1,200	23,124
Ameris Bancorp	1,912	140,169
Ames National Corp.	300	6,066
Arrow Financial Corp.	475	13,442
Associated Banc-Corp.	4,900	125,979
Atlantic Union Bankshares Corp.	4,137	145,995

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
BancFirst Corp.	620	$78,399
Bank First Corp.	235	28,508
Bank of Hawaii Corp.	1,200	78,768
Bank of Marin Bancorp	480	11,654
Bank7 Corp.	100	4,627
BankUnited, Inc.	2,200	83,952
Bankwell Financial Group, Inc.	200	8,850
Banner Corp.	1,000	65,500
Bar Harbor Bankshares	397	12,093
BayCom Corp.	200	5,750
BCB Bancorp, Inc.	500	4,340
Blue Foundry Bancorp*	600	5,454
Blue Ridge Bankshares, Inc.*	2,200	9,306
Bridgewater Bancshares, Inc.*	700	12,320
Burke & Herbert Financial Services Corp.	402	24,799
Business First Bancshares, Inc.	800	18,888
Byline Bancorp, Inc.	985	27,314
C&F Financial Corp.	100	6,720
Cadence Bank	5,401	202,754
California BanCorp*	777	12,960
Camden National Corp.	439	16,941
Capital Bancorp, Inc.	300	9,570
Capital City Bank Group, Inc.	279	11,659
Carter Bankshares, Inc.*	800	15,528
Cathay General Bancorp	1,950	93,619
CB Financial Services, Inc.	100	3,321
Central Pacific Financial Corp.	800	24,272
Chain Bridge Bancorp, Inc., Class A*	100	3,273
Chemung Financial Corp.	100	5,252
ChoiceOne Financial Services, Inc.	300	8,688
Citizens & Northern Corp.	356	7,052
Citizens Financial Services, Inc.	102	6,149
City Holding Co.	380	47,071
Civista Bancshares, Inc.	300	6,093
CNB Financial Corp.	744	18,005
Coastal Financial Corp.*	400	43,268
Colony Bankcorp, Inc.	500	8,505
Community Financial System, Inc.	1,537	90,130
Community Trust Bancorp, Inc.	483	27,024
Community West Bancshares	400	8,336
ConnectOne Bancorp, Inc.	1,413	35,057
Customers Bancorp, Inc.*	880	57,526
CVB Financial Corp.	3,892	73,598
Dime Community Bancshares, Inc.	1,109	33,081
Eagle Bancorp, Inc.	873	17,652
Eagle Financial Services, Inc.	100	3,783
Eastern Bankshares, Inc.	5,686	103,201
ECB Bancorp, Inc.*	300	4,761
Enterprise Financial Services Corp.	1,080	62,618
Equity Bancshares, Inc., Class A	253	10,297
Esquire Financial Holdings, Inc.	200	20,411
Farmers & Merchants Bancorp, Inc.	400	10,004
Farmers National Banc Corp.	1,100	15,851
FB Bancorp, Inc.*	300	3,606
FB Financial Corp.	1,226	68,337
	Number of Shares	Value†

Banks — (continued)
Fidelity D&D Bancorp, Inc.	100	$4,383
Financial Institutions, Inc.	440	11,968
Finwise Bancorp*	300	5,817
First Bancorp	1,224	64,737
First Bancorp	4,800	105,840
First Bank	500	8,145
First Busey Corp.	2,414	55,884
First Business Financial Services, Inc.	200	10,252
First Commonwealth Financial Corp.	2,921	49,803
First Community Bankshares, Inc.	526	18,305
First Community Corp.	100	2,822
First Financial Bancorp	2,782	70,245
First Financial Bankshares, Inc.	3,904	131,370
First Financial Corp.	380	21,447
First Foundation, Inc.*	1,800	10,026
First Internet Bancorp	300	6,729
First Interstate BancSystem, Inc., Class A	2,687	85,635
First Merchants Corp.	1,730	65,221
First Mid Bancshares, Inc.	600	22,728
First National Corp.	300	6,804
First United Corp.	200	7,354
Firstsun Capital Bancorp*	400	15,516
Five Star Bancorp	500	16,100
Franklin Financial Services Corp.	100	4,600
Fulton Financial Corp.	5,403	100,658
FVCBankcorp, Inc.	500	6,485
German American Bancorp, Inc.	1,038	40,762
Glacier Bancorp, Inc.	3,399	165,429
Great Southern Bancorp, Inc.	271	16,599
Guaranty Bancshares, Inc.	230	11,212
Hancock Whitney Corp.	2,478	155,148
Hanmi Financial Corp.	813	20,073
Hanover Bancorp, Inc.	200	4,490
HarborOne Bancorp, Inc.	1,177	16,007
Hawthorn Bancshares, Inc.	200	6,208
HBT Financial, Inc.	400	10,080
Heritage Commerce Corp.	1,900	18,867
Heritage Financial Corp.	1,030	24,916
Hilltop Holdings, Inc.	1,342	44,850
Home BancShares, Inc.	5,535	156,640
Hope Bancorp, Inc.	3,567	38,417
Horizon Bancorp, Inc.	1,350	21,613
Independent Bank Corp.	1,447	100,089
Independent Bank Corp.	600	18,585
International Bancshares Corp.	1,625	111,719
Investar Holding Corp.	200	4,642
John Marshall Bancorp, Inc.	400	7,928
Kearny Financial Corp.	1,445	9,494
Lakeland Financial Corp.	691	44,362
Landmark Bancorp, Inc.	200	5,338
LCNB Corp.	400	5,996
LINKBANCORP, Inc.	900	6,417
Live Oak Bancshares, Inc.	900	31,698
MainStreet Bancshares, Inc.	100	2,083
Mechanics Bancorp, Class A*	600	7,986

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Mercantile Bank Corp.	500	$22,500
Merchants Bancorp	800	25,440
Meridian Corp.	300	4,737
Metrocity Bankshares, Inc.	600	16,614
Metropolitan Bank Holding Corp.	300	22,446
Mid Penn Bancorp, Inc.	500	14,320
Middlefield Banc Corp.	100	3,001
Midland States Bancorp, Inc.	600	10,284
MidWestOne Financial Group, Inc.	111	3,140
MVB Financial Corp.	400	10,024
National Bank Holdings Corp., Class A	1,100	42,504
National Bankshares, Inc.	200	5,888
NB Bancorp, Inc.	1,100	19,415
NBT Bancorp, Inc.	1,469	61,345
NewtekOne, Inc.	900	10,305
Nicolet Bankshares, Inc.	400	53,800
Northeast Bank	200	20,032
Northeast Community Bancorp, Inc.	300	6,171
Northpointe Bancshares, Inc.	400	6,832
Northrim BanCorp, Inc.	760	16,462
Norwood Financial Corp.	300	7,626
Oak Valley Bancorp	100	2,817
OFG Bancorp	1,310	56,972
Ohio Valley Banc Corp.	100	3,698
Old National Bancorp	10,150	222,792
Old Second Bancorp, Inc.	1,400	24,199
OP Bancorp	400	5,568
Orange County Bancorp, Inc.	200	5,042
Origin Bancorp, Inc.	900	31,068
Orrstown Financial Services, Inc.	600	20,388
Park National Corp.	412	66,962
Parke Bancorp, Inc.	300	6,465
Pathward Financial, Inc.	700	51,807
Patriot National Bancorp, Inc.*	1,900	2,470
PCB Bancorp	400	8,400
Peapack-Gladstone Financial Corp.	536	14,794
Peoples Bancorp of North Carolina, Inc.	200	6,132
Peoples Bancorp, Inc.	1,091	32,719
Peoples Financial Services Corp.	300	14,583
Pioneer Bancorp, Inc.*	500	6,530
Plumas Bancorp	200	8,628
Ponce Financial Group, Inc.*	600	8,820
Preferred Bank	296	26,755
Primis Financial Corp.	500	5,255
Princeton Bancorp, Inc.	200	6,368
Provident Bancorp, Inc.*	600	7,518
QCR Holdings, Inc.	500	37,820
RBB Bancorp	600	11,256
Red River Bancshares, Inc.	100	6,482
Renasant Corp.	2,735	100,894
Republic Bancorp, Inc., Class A	187	13,511
Rhinebeck Bancorp, Inc.*	200	2,272
Richmond Mutual BanCorp, Inc.	300	4,263
S&T Bancorp, Inc.	1,189	44,695
SB Financial Group, Inc.	200	3,858
Seacoast Banking Corp of Florida	2,496	75,953
	Number of Shares	Value†

Banks — (continued)
ServisFirst Bancshares, Inc.	1,500	$120,795
Shore Bancshares, Inc.	865	14,195
Sierra Bancorp	412	11,911
Simmons First National Corp., Class A	4,196	80,437
SmartFinancial, Inc.	500	17,865
South Plains Financial, Inc.	400	15,460
Southern First Bancshares, Inc.*	200	8,824
Southside Bancshares, Inc.	771	21,781
SR Bancorp, Inc.	300	4,527
Stellar Bancorp, Inc.	1,104	33,495
Sterling Bancorp, Inc.*	600	0
Stock Yards Bancorp, Inc.	767	53,682
Texas Capital Bancshares, Inc.*	1,300	109,889
The Bancorp, Inc.*	1,312	98,256
The Bank of NT Butterfield & Son Ltd.	1,118	47,985
The First Bancorp, Inc.	334	8,771
Third Coast Bancshares, Inc.*	300	11,391
Tompkins Financial Corp.	358	23,703
Towne Bank	2,077	71,802
TriCo Bancshares	898	39,880
Triumph Financial, Inc.*	600	30,024
TrustCo Bank Corp.	450	16,335
Trustmark Corp.	1,630	64,548
UMB Financial Corp.	2,105	249,127
United Bankshares, Inc.	4,160	154,794
United Community Banks, Inc.	3,571	111,951
United Security Bancshares	500	4,665
Unity Bancorp, Inc.	200	9,774
Univest Financial Corp.	787	23,626
Valley National Bancorp	13,983	148,220
Veritex Holdings, Inc.	1,553	52,072
Virginia National Bankshares Corp.	100	3,881
Walker & Dunlop, Inc.	940	78,603
Washington Trust Bancorp, Inc.	470	13,583
WesBanco, Inc.	2,834	90,490
West BanCorp, Inc.	478	9,713
Westamerica BanCorp	773	38,642
Western New England Bancorp, Inc.	600	7,206
		7,454,914
Beverages — 0.1%
BRC, Inc., Class A*	1,800	2,808
MGP Ingredients, Inc.	400	9,676
National Beverage Corp.*	684	25,253
The Vita Coco Co., Inc.*	1,200	50,964
Westrock Coffee Co.*	1,100	5,346
Zevia PBC, Class A*	1,200	3,264
		97,311
Biotechnology — 6.9%
4D Molecular Therapeutics, Inc.*	1,000	8,690
89bio, Inc.*	3,800	55,860
Aardvark Therapeutics, Inc.*	200	2,658
Abeona Therapeutics, Inc.*	1,400	7,392
Absci Corp.*	2,900	8,816
ACADIA Pharmaceuticals, Inc.*	3,600	76,824
ADC Therapeutics S.A.*	2,600	10,400

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
ADMA Biologics, Inc.*	6,900	$101,154
Akero Therapeutics, Inc.*	2,100	99,708
Aldeyra Therapeutics, Inc.*	1,800	9,396
Allogene Therapeutics, Inc.*	2,800	3,472
Alpha Teknova, Inc.*	500	3,095
Altimmune, Inc.*	2,100	7,917
Alumis, Inc.*	1,107	4,417
Amicus Therapeutics, Inc.*	8,000	63,040
AnaptysBio, Inc.*	500	15,310
Anavex Life Sciences Corp.*	2,100	18,690
ANI Pharmaceuticals, Inc.*	500	45,800
Annexon, Inc.*	3,000	9,150
Apogee Therapeutics, Inc.*	900	35,757
Arbutus Biopharma Corp.*	4,800	21,792
Arcellx, Inc.*	930	76,353
Arcturus Therapeutics Holdings, Inc.*	700	12,901
Arcus Biosciences, Inc.*	1,800	24,480
Arcutis Biotherapeutics, Inc.*	3,100	58,435
Ardelyx, Inc.*	6,700	36,917
ArriVent Biopharma, Inc.*	600	11,070
Arrowhead Pharmaceuticals, Inc.*	3,500	120,715
ARS Pharmaceuticals, Inc.*	1,400	14,070
Astria Therapeutics, Inc.*	295	2,148
Atea Pharmaceuticals, Inc.*	2,800	8,120
Aura Biosciences, Inc.*	1,096	6,773
Aurinia Pharmaceuticals, Inc.*	3,400	37,570
Avidity Biosciences, Inc.*	3,000	130,710
Axsome Therapeutics, Inc.*	1,200	145,740
Beam Therapeutics, Inc.*	2,800	67,956
Benitec Biopharma, Inc.*	500	7,015
Bicara Therapeutics, Inc.*	600	9,474
BioAge Labs, Inc.*	900	5,292
BioCryst Pharmaceuticals, Inc.*	6,100	46,299
Biohaven Ltd.*	2,661	39,942
Bridgebio Pharma, Inc.*	4,555	236,587
Bright Minds Biosciences, Inc.*	100	6,066
Candel Therapeutics, Inc.*	800	4,080
Capricor Therapeutics, Inc.*	900	6,489
Cardiff Oncology, Inc.*	1,600	3,296
Cartesian Therapeutics, Inc.*	160	1,635
Celcuity, Inc.*	800	39,520
Celldex Therapeutics, Inc.*	1,900	49,153
CG oncology, Inc.*	1,715	69,080
Chinook Therapeutics, Inc.*	2,060	0
Cogent Biosciences, Inc.*	3,555	51,050
Compass Therapeutics, Inc.*	2,200	7,700
Crinetics Pharmaceuticals, Inc.*	2,700	112,455
CRISPR Therapeutics AG*	2,432	157,618
Cullinan Therapeutics, Inc.*	1,700	10,081
Cytek Biosciences, Inc.*	4,000	13,880
Cytokinetics, Inc.*	3,400	186,864
Day One Biopharmaceuticals, Inc.*	1,700	11,985
Denali Therapeutics, Inc.*	4,000	58,080
Design Therapeutics, Inc.*	1,300	9,789
DiaMedica Therapeutics, Inc.*	1,000	6,870
Dianthus Therapeutics, Inc.*	500	19,675
	Number of Shares	Value†

Biotechnology — (continued)
Disc Medicine, Inc.*	700	$46,256
Dynavax Technologies Corp.*	3,220	31,975
Dyne Therapeutics, Inc.*	3,098	39,190
Edgewise Therapeutics, Inc.*	1,719	27,882
Editas Medicine, Inc.*	2,500	8,675
Eledon Pharmaceuticals, Inc.*	2,000	5,180
Emergent BioSolutions, Inc.*	1,700	14,994
Entrada Therapeutics, Inc.*	800	4,640
Erasca, Inc.*	4,400	9,592
Esperion Therapeutics, Inc.*	6,600	17,490
Evolus, Inc.*	1,500	9,210
EyePoint Pharmaceuticals, Inc.*	1,700	24,208
Fate Therapeutics, Inc.*	2,900	3,654
Forafric Global PLC*	200	1,738
Geron Corp.*	17,040	23,345
Gossamer Bio, Inc.*	6,200	16,306
Greenwich Lifesciences, Inc.*	200	1,990
Humacyte, Inc.*	3,100	5,394
Ideaya Biosciences, Inc.*	2,073	56,406
ImmunityBio, Inc.*	7,200	17,712
Immunome, Inc.*	1,800	21,078
Immunovant, Inc.*	2,100	33,852
Inhibrx Biosciences, Inc.*	200	6,736
Inmune Bio, Inc.*	500	1,035
Innoviva, Inc.*	1,700	31,025
Intellia Therapeutics, Inc.*	2,657	45,886
Iovance Biotherapeutics, Inc.*	7,900	17,143
Jade Biosciences, Inc.	1,008	8,699
Janux Therapeutics, Inc.*	1,200	29,328
Keros Therapeutics, Inc.*	900	14,238
Kodiak Sciences, Inc.*	1,100	18,007
Korro Bio, Inc.*	200	9,578
Krystal Biotech, Inc.*	743	131,162
Kura Oncology, Inc.*	2,300	20,355
Kymera Therapeutics, Inc.*	1,400	79,240
Larimar Therapeutics, Inc.*	1,500	4,845
LENZ Therapeutics, Inc.*	485	22,591
Lexeo Therapeutics, Inc.*	200	1,328
Ligand Pharmaceuticals, Inc.*	570	100,970
Liquidia Corp.*	2,000	45,480
Maravai LifeSciences Holdings, Inc., Class A*	3,800	10,906
Maze Therapeutics, Inc.*	655	16,984
MBX Biosciences, Inc.*	400	7,000
MeiraGTx Holdings PLC*	1,100	9,053
Merrimack Pharmaceuticals, Inc.*	400	0
Metsera, Inc.*	1,500	78,495
Mind Medicine MindMed, Inc.*	2,000	23,580
Mineralys Therapeutics, Inc.*	1,200	45,504
Monopar Therapeutics, Inc.*	100	8,167
Monte Rosa Therapeutics, Inc.*	1,100	8,151
Myriad Genetics, Inc.*	2,800	20,244
NeoGenomics, Inc.*	4,000	30,880
Niagen Bioscience, Inc.*	1,400	13,062
Nkarta, Inc.*	1,900	3,933
Novavax, Inc.*	4,700	40,749

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Nurix Therapeutics, Inc.*	2,000	$18,480
Nuvalent, Inc., Class A*	1,176	101,700
Nuvation Bio, Inc.*	6,200	22,940
Olema Pharmaceuticals, Inc.*	1,400	13,706
Omeros Corp.*	1,500	6,150
Organogenesis Holdings, Inc.*	2,500	10,550
Oruka Therapeutics, Inc.*	900	17,307
Palvella Therapeutics, Inc.*	200	12,538
Perspective Therapeutics, Inc.*	1,600	5,488
Phathom Pharmaceuticals, Inc.*	1,200	14,124
Praxis Precision Medicines, Inc.*	500	26,500
Precigen, Inc.*	3,300	10,857
Prime Medicine, Inc.*	1,500	8,310
Protalix BioTherapeutics, Inc.*	2,600	5,772
Protara Therapeutics, Inc.*	1,200	5,220
Prothena Corp. PLC*	1,400	13,664
PTC Therapeutics, Inc.*	2,300	141,151
Puma Biotechnology, Inc.*	1,600	8,496
Rapport Therapeutics, Inc.*	500	14,850
Recursion Pharmaceuticals, Inc., Class A*	10,300	50,264
REGENXBIO, Inc.*	1,400	13,510
Relay Therapeutics, Inc.*	3,000	15,660
Replimune Group, Inc.*	1,800	7,542
Rezolute, Inc.*	2,200	20,680
Rigel Pharmaceuticals, Inc.*	529	14,986
Rocket Pharmaceuticals, Inc.*	2,200	7,172
Sana Biotechnology, Inc.*	4,500	15,975
Savara, Inc.*	3,000	10,710
Scholar Rock Holding Corp.*	2,400	89,376
Septerna, Inc.*	600	11,286
Sionna Therapeutics, Inc.*	400	11,764
Soleno Therapeutics, Inc.*	1,200	81,120
Solid Biosciences, Inc.*	2,100	12,957
Stoke Therapeutics, Inc.*	1,200	28,200
Syndax Pharmaceuticals, Inc.*	2,600	40,001
Tango Therapeutics, Inc.*	2,300	19,320
Tarsus Pharmaceuticals, Inc.*	1,100	65,373
Taysha Gene Therapies, Inc.*	7,086	23,171
Tectonic Therapeutic, Inc.*	400	6,276
Terns Pharmaceuticals, Inc.*	1,600	12,016
TG Therapeutics, Inc.*	4,200	151,725
Theravance Biopharma, Inc.*	900	13,140
Third Harmonic Bio, Inc.*	600	18
Tobira Therapeutic, Inc.*	400	1,812
Tourmaline Bio, Inc.*	500	23,915
Travere Therapeutics, Inc.*	2,600	62,140
TriSalus Life Sciences, Inc.*	600	2,790
Tvardi Therapeutics, Inc.*	100	3,897
Tyra Biosciences, Inc.*	700	9,793
Upstream Bio, Inc.*	1,100	20,691
UroGen Pharma Ltd.*	1,000	19,950
Vera Therapeutics, Inc.*	1,600	46,496
Veracyte, Inc.*	2,300	78,959
Verastem, Inc.*	1,100	9,713
Vericel Corp.*	1,500	47,205
	Number of Shares	Value†

Biotechnology — (continued)
Vir Biotechnology, Inc.*	3,000	$17,130
Viridian Therapeutics, Inc.*	2,100	45,318
WaVe Life Sciences Ltd.*	2,900	21,228
Xencor, Inc.*	1,900	22,287
Xenon Pharmaceuticals, Inc.*	2,079	83,472
XOMA Royalty Corp.*	300	11,562
Zenas Biopharma, Inc.*	400	8,880
Zevra Therapeutics, Inc.*	1,400	13,314
Zymeworks, Inc.*	1,600	27,328
		5,616,317
Building Materials — 1.5%
AirJoule Technologies Corp.*	800	3,752
American Woodmark Corp.*	343	22,899
Apogee Enterprises, Inc.	643	28,015
Aspen Aerogels, Inc.*	1,900	13,224
Boise Cascade Co.	1,100	85,052
Gibraltar Industries, Inc.*	901	56,583
Griffon Corp.	1,156	88,029
JELD-WEN Holding, Inc.*	2,700	13,257
Knife River Corp.*	1,700	130,679
LSI Industries, Inc.	700	16,527
Masterbrand, Inc.*	3,700	48,729
Modine Manufacturing Co.*	1,530	217,505
NWPX Infrastructure, Inc.*	300	15,879
Smith-Midland Corp.*	100	3,690
SPX Technologies, Inc.*	1,399	261,305
Tecnoglass, Inc.	700	46,837
Titan America S.A.*	800	11,952
UFP Industries, Inc.	1,749	163,514
		1,227,428
Chemicals — 1.6%
AdvanSix, Inc.	800	15,504
American Vanguard Corp.*	778	4,466
Avient Corp.	2,655	87,482
Balchem Corp.	951	142,707
Cabot Corp.	1,600	121,680
Calumet, Inc.*	2,100	38,325
Codexis, Inc.*	2,000	4,880
Ecovyst, Inc.*	3,400	29,784
H.B. Fuller Co.	1,580	93,662
Hawkins, Inc.	544	99,400
Ingevity Corp.*	1,100	60,709
Innospec, Inc.	746	57,561
Intrepid Potash, Inc.*	370	11,315
Koppers Holdings, Inc.	620	17,360
Kronos Worldwide, Inc.	500	2,870
Mativ Holdings, Inc.	1,655	18,718
Minerals Technologies, Inc.	928	57,647
Oil-Dri Corp of America	300	18,312
Orion S.A.	1,700	12,886
Perimeter Solutions, Inc.*	4,200	94,038
Quaker Chemical Corp.	377	49,670
Rayonier Advanced Materials, Inc.*	1,900	13,718
Rogers Corp.*	577	46,426
Sensient Technologies Corp.	1,258	118,063

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Stepan Co.	576	$27,475
The Chemours Co.	4,200	66,528
Trinseo PLC	1,300	3,055
Tronox Holdings PLC	3,300	13,266
Valhi, Inc.	100	1,578
		1,329,085
Coal — 0.5%
Alpha Metallurgical Resources, Inc.*	318	52,181
Core Natural Resources, Inc.	1,466	122,382
Hallador Energy Co.*	700	13,699
NACCO Industries, Inc., Class A	100	4,216
Peabody Energy Corp.	3,500	92,820
Ramaco Resources, Inc., Class A	731	24,262
SunCoke Energy, Inc.	2,641	21,550
Warrior Met Coal, Inc.	1,500	95,460
		426,570
Commercial Services — 4.4%
ABM Industries, Inc.	1,839	84,815
Acacia Research Corp.*	1,500	4,875
Acuren Corp.*	5,062	67,375
Adtalem Global Education, Inc.*	984	151,979
AirSculpt Technologies, Inc.*	300	2,406
Alarm.com Holdings, Inc.*	1,400	74,312
Alight, Inc., Class A	12,400	40,424
Alta Equipment Group, Inc.	700	5,068
American Public Education, Inc.*	400	15,788
AMN Healthcare Services, Inc.*	1,209	23,406
Arlo Technologies, Inc.*	2,833	48,019
Barrett Business Services, Inc.	720	31,910
BrightView Holdings, Inc.*	1,815	24,321
Cadiz, Inc.*	1,600	7,552
Carriage Services, Inc.	400	17,816
Cass Information Systems, Inc.	398	15,653
CBIZ, Inc.*	1,321	69,960
Cimpress PLC*	460	28,998
CompoSecure, Inc., Class A*	1,400	29,148
CoreCivic, Inc.*	3,200	65,120
Coursera, Inc.*	4,300	50,353
CPI Card Group, Inc.*	200	3,028
CRA International, Inc.	174	36,284
Cross Country Healthcare, Inc.*	1,084	15,393
Custom Truck One Source, Inc.*	1,500	9,630
Deluxe Corp.	1,307	25,304
Distribution Solutions Group, Inc.*	342	10,287
Driven Brands Holdings, Inc.*	1,700	27,387
Emerald Holding, Inc.	600	3,054
Ennis, Inc.	858	15,684
European Wax Center, Inc., Class A*	1,000	3,990
EVERTEC, Inc.	1,939	65,500
First Advantage Corp.*	2,378	36,597
Flywire Corp.*	3,300	44,682
Forrester Research, Inc.*	375	3,975
Franklin Covey Co.*	397	7,706
Graham Holdings Co., Class B	90	105,958
Green Dot Corp., Class A*	1,640	22,025
	Number of Shares	Value†

Commercial Services — (continued)
Healthcare Services Group, Inc.*	2,180	$36,689
Heidrick & Struggles International, Inc.	569	28,319
Herc Holdings, Inc.	915	106,744
Hertz Global Holdings, Inc.*	3,100	21,080
HireQuest, Inc.	200	1,924
Huron Consulting Group, Inc.*	462	67,808
ICF International, Inc.	535	49,648
Information Services Group, Inc.	1,200	6,900
Insperity, Inc.	1,013	49,840
John Wiley & Sons, Inc., Class A	1,200	48,564
Kelly Services, Inc., Class A	914	11,992
Kforce, Inc.	586	17,568
KinderCare Learning Cos., Inc.*	900	5,976
Korn Ferry	1,490	104,270
Laureate Education, Inc.*	3,800	119,852
Legalzoom.com, Inc.*	3,200	33,216
Lifecore Biomedical, Inc.*	900	6,624
Lincoln Educational Services Corp.*	700	16,450
MarketWise, Inc.	75	1,240
Marqeta, Inc., Class A*	11,600	61,248
Matthews International Corp., Class A	805	19,545
Medifast, Inc.*	376	5,140
Mercurity Fintech Holding, Inc.*	1,100	27,038
Mister Car Wash, Inc.*	2,700	14,391
Monro, Inc.	737	13,244
National Research Corp.	487	6,224
NPK International, Inc.*	2,412	27,280
Payoneer Global, Inc.*	7,900	47,795
Paysafe Ltd.*	917	11,848
Perdoceo Education Corp.	1,800	67,788
Performant Healthcare, Inc.*	1,900	14,687
Priority Technology Holdings, Inc.*	600	4,122
PROG Holdings, Inc.	1,067	34,528
Progyny, Inc.*	2,100	45,192
Quad/Graphics, Inc.	1,100	6,886
RCM Technologies, Inc.*	200	5,310
Remitly Global, Inc.*	4,881	79,560
Repay Holdings Corp.*	2,700	14,121
Resources Connection, Inc.	1,222	6,171
Sezzle, Inc.*	507	40,322
SoundThinking, Inc.*	300	3,618
Spire Global, Inc.*	800	8,792
StoneCo Ltd., Class A*	7,434	140,577
Strategic Education, Inc.	699	60,121
Stride, Inc.*	1,252	186,473
Target Hospitality Corp.*	1,100	9,328
The Brink's Co.	1,222	142,803
The GEO Group, Inc.*	3,952	80,977
The Hackett Group, Inc.	816	15,512
Transcat, Inc.*	300	21,960
TriNet Group, Inc.	822	54,984
TrueBlue, Inc.*	1,076	6,596
Udemy, Inc.*	2,900	20,329
Universal Technical Institute, Inc.*	1,400	45,570
Upbound Group, Inc.	1,553	36,697
USCB Financial Holdings, Inc.	400	6,980

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Verra Mobility Corp.*	4,700	$116,090
Vestis Corp.	3,600	16,308
Willdan Group, Inc.*	400	38,676
ZipRecruiter, Inc., Class A*	2,300	9,706
		3,605,023
Computers — 2.3%
3D Systems Corp.*	4,000	11,600
ASGN, Inc.*	1,252	59,282
Cantaloupe, Inc.*	1,600	16,912
Conduent, Inc.*	4,700	13,160
Corsair Gaming, Inc.*	1,500	13,380
Cricut, Inc., Class A	1,100	6,919
CSP, Inc.	300	3,465
Diebold Nixdorf, Inc.*	700	39,921
D-Wave Quantum, Inc.*	9,000	222,390
Grid Dynamics Holdings, Inc.*	1,700	13,107
Insight Enterprises, Inc.*	856	97,079
Integral Ad Science Holding Corp.*	2,400	24,408
Maximus, Inc.	1,614	147,471
Mitek Systems, Inc.*	1,500	14,655
NCR Atleos Corp.*	2,200	86,482
NCR Voyix Corp.*	4,000	50,200
NetScout Systems, Inc.*	2,065	53,339
NextNav, Inc.*	2,700	38,610
OneSpan, Inc.	1,005	15,969
PAR Technology Corp.*	1,200	47,496
Qualys, Inc.*	1,076	142,387
Rapid7, Inc.*	1,800	33,750
Rigetti Computing, Inc.*	9,224	274,783
Rimini Street, Inc.*	1,800	8,424
Telos Corp.*	1,400	9,576
Tenable Holdings, Inc.*	3,500	102,060
TTEC Holdings, Inc.*	607	2,039
Unisys Corp.*	2,324	9,064
V2X, Inc.*	500	29,045
Varonis Systems, Inc.*	3,214	184,709
Vuzix Corp.*	2,200	6,886
WNS Holdings Ltd.*	1,070	81,609
		1,860,177
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	1,300	26,468
Interparfums, Inc.	550	54,109
Olaplex Holdings, Inc.*	5,100	6,681
Prestige Consumer Healthcare, Inc.*	1,472	91,853
Solesence, Inc.*	700	2,254
The Beauty Health Co.*	2,900	5,771
The Honest Co., Inc.*	2,400	8,832
Waldencast PLC, Class A*	1,000	1,980
		197,948
Distribution & Wholesale — 0.8%
A-Mark Precious Metals, Inc.	600	15,522
EVI Industries, Inc.	200	6,322
G-III Apparel Group Ltd.*	1,108	29,484
Global Industrial Co.	462	16,942
	Number of Shares	Value†

Distribution & Wholesale — (continued)
Hudson Technologies, Inc.*	1,400	$13,902
MRC Global, Inc.*	2,400	34,608
OPENLANE, Inc.*	3,100	89,218
Resideo Technologies, Inc.*	3,882	167,625
Rush Enterprises, Inc., Class A	1,949	104,213
Rush Enterprises, Inc., Class B	225	12,919
ScanSource, Inc.*	681	29,957
ThredUp, Inc., Class A*	2,800	26,460
Titan Machinery, Inc.*	723	12,103
VSE Corp.	608	101,074
		660,349
Diversified Financial Services — 3.0%
Acadian Asset Management, Inc.	826	39,780
AlTi Global, Inc.*	900	3,204
Artisan Partners Asset Management, Inc., Class A	1,900	82,460
Atlanticus Holdings Corp.*	100	5,858
Bakkt Holdings, Inc.*	200	6,730
Better Home & Finance Holding Co.*	200	11,228
BGC Group, Inc., Class A	10,400	98,384
Bread Financial Holdings, Inc.	1,400	78,078
Brookfield Business Corp., Class A	500	16,765
Burford Capital Ltd.	5,500	65,780
Cohen & Steers, Inc.	817	53,603
Columbia Financial, Inc.*	800	12,008
Consumer Portfolio Services, Inc.*	200	1,510
Dave, Inc.*	255	50,834
Diamond Hill Investment Group, Inc.	80	11,201
Enact Holdings, Inc.	900	34,506
Encore Capital Group, Inc.*	697	29,093
Enova International, Inc.*	713	82,059
Federal Agricultural Mortgage Corp., Class C	235	39,475
Finance Of America Cos., Inc., Class A*	200	4,486
First Western Financial, Inc.*	300	6,908
Forge Global Holdings, Inc.*	286	4,833
GBank Financial Holdings, Inc.*	300	11,781
GCM Grosvenor, Inc., Class A	1,200	14,484
International Money Express, Inc.*	700	9,779
Jefferson Capital, Inc.	452	7,802
LendingClub Corp.*	3,160	48,000
LendingTree, Inc.*	277	17,930
loanDepot, Inc., Class A*	2,100	6,447
Marex Group PLC	1,600	53,792
Medallion Financial Corp.	700	7,070
Moelis & Co., Class A	2,200	156,904
Navient Corp.	2,100	27,615
Nelnet, Inc., Class A	334	41,877
NerdWallet, Inc., Class A*	800	8,608
Onity Group, Inc.*	200	7,992
Oportun Financial Corp.*	1,100	6,787
OppFi, Inc.	700	7,931
Pagseguro Digital Ltd., Class A	5,400	54,000
Paysign, Inc.*	1,000	6,290
PennyMac Financial Services, Inc.	866	107,280
Perella Weinberg Partners	1,960	41,787

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Piper Sandler Cos.	472	$163,779
PJT Partners, Inc., Class A	668	118,724
PRA Group, Inc.*	1,248	19,269
Radian Group, Inc.	3,819	138,324
Regional Management Corp.	300	11,688
Resolute Holdings Management, Inc.*	170	12,266
Security National Financial Corp., Class A*	525	4,552
Siebert Financial Corp.*	600	1,752
Silvercrest Asset Management Group, Inc., Class A	300	4,725
StepStone Group, Inc., Class A	2,027	132,383
StoneX Group, Inc.*	1,370	138,261
SWK Holdings Corp.	100	1,455
Upstart Holdings, Inc.*	2,500	127,000
Velocity Financial, Inc.*	200	3,628
Victory Capital Holdings, Inc., Class A	1,300	84,188
Virtus Investment Partners, Inc.	161	30,595
Westwood Holdings Group, Inc.	300	4,947
WisdomTree, Inc.	3,500	48,650
World Acceptance Corp.*	25	4,229
		2,433,354
Electric — 1.9%
ALLETE, Inc.	1,939	128,750
Ameresco, Inc., Class A*	1,000	33,580
Avista Corp.	2,339	88,438
Black Hills Corp.	2,148	132,295
Genie Energy Ltd., Class B	700	10,465
Hawaiian Electric Industries, Inc.*	5,100	56,304
MGE Energy, Inc.	1,042	87,716
Northwestern Energy Group, Inc.	1,780	104,326
Oklo, Inc.*	3,121	348,397
Ormat Technologies, Inc.	1,800	173,250
Otter Tail Corp.	1,092	89,511
Portland General Electric Co.	3,256	143,264
TXNM Energy, Inc.	3,002	169,763
Unitil Corp.	463	22,159
		1,588,218
Electrical Components & Equipment — 0.8%
American Superconductor Corp.*	1,229	72,990
Belden, Inc.	1,155	138,912
Energizer Holdings, Inc.	1,900	47,291
EnerSys	1,123	126,854
Graham Corp.*	300	16,470
Insteel Industries, Inc.	591	22,659
nLight, Inc.*	1,400	41,482
Novanta, Inc.*	1,030	103,155
Powell Industries, Inc.	261	79,555
		649,368
Electronics — 2.5%
Advanced Energy Industries, Inc.	1,093	185,963
Allient, Inc.	400	17,900
Applied Optoelectronics, Inc.*	1,600	41,488
Atkore, Inc.	1,038	65,124
	Number of Shares	Value†

Electronics — (continued)
Atmus Filtration Technologies, Inc.	2,321	$104,654
Badger Meter, Inc.	843	150,543
Bel Fuse, Inc., Class A	133	15,475
Bel Fuse, Inc., Class B	191	26,935
Benchmark Electronics, Inc.	753	29,028
CTS Corp.	863	34,468
Enovix Corp.*	5,000	49,850
ESCO Technologies, Inc.	732	154,532
Evolv Technologies Holdings, Inc.*	3,200	24,160
Itron, Inc.*	1,350	168,156
Kimball Electronics, Inc.*	733	21,887
Knowles Corp.*	2,552	59,487
Kopin Corp.*	4,900	11,907
KULR Technology Group, Inc.*	1,100	4,576
Mesa Laboratories, Inc.	186	12,464
MicroVision, Inc.*	6,300	7,812
Mirion Technologies, Inc.*	6,439	149,771
M-Tron Industries, Inc.*	100	5,548
Napco Security Technologies, Inc.	1,000	42,950
Neonode, Inc.*	300	1,047
NVE Corp.	100	6,527
OSI Systems, Inc.*	445	110,912
Plexus Corp.*	803	116,186
Sanmina Corp.*	1,526	175,658
SKYX Platforms Corp.*	2,400	2,688
Standard BioTools, Inc.*	10,400	13,520
TTM Technologies, Inc.*	2,783	160,301
Turtle Beach Corp.*	500	7,950
Vicor Corp.*	722	35,898
Vishay Intertechnology, Inc.	3,700	56,610
		2,071,975
Energy-Alternate Sources — 1.0%
Array Technologies, Inc.*	4,300	35,045
ASP Isotopes, Inc.*	2,512	24,165
Complete Solaria, Inc.*	2,300	4,048
Eos Energy Enterprises, Inc.*	7,725	87,988
Fluence Energy, Inc.*	1,900	20,520
FutureFuel Corp.	800	3,104
Gevo, Inc.*	7,500	14,700
Green Plains, Inc.*	1,967	17,290
Montauk Renewables, Inc.*	2,100	4,221
NEXTracker, Inc., Class A*	4,218	312,090
OPAL Fuels, Inc., Class A*	900	1,980
Plug Power, Inc.*	31,700	73,861
REX American Resources Corp.*	952	29,150
Shoals Technologies Group, Inc., Class A*	4,400	32,604
Sunrun, Inc.*	6,100	105,469
T1 Energy, Inc.*	4,200	9,156
		775,391
Engineering & Construction — 2.6%
908 Devices, Inc.*	800	7,008
Arcosa, Inc.	1,400	131,194
Bowman Consulting Group Ltd.*	400	16,944
Centuri Holdings, Inc.*	2,182	46,193

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Concrete Pumping Holdings, Inc.	500	$3,525
Construction Partners, Inc., Class A*	1,331	169,037
Dycom Industries, Inc.*	800	233,408
Energy Services of America Corp.	400	4,140
Exponent, Inc.	1,480	102,830
Fluor Corp.*	4,704	197,897
Frontdoor, Inc.*	2,200	148,038
Granite Construction, Inc.	1,309	143,532
Great Lakes Dredge & Dock Corp.*	1,951	23,393
IES Holdings, Inc.*	256	101,798
Latham Group, Inc.*	1,500	11,415
Limbach Holdings, Inc.*	300	29,136
Mistras Group, Inc.*	300	2,952
MYR Group, Inc.*	425	88,413
Orion Group Holdings, Inc.*	1,100	9,152
Primoris Services Corp.	1,590	218,355
Southland Holdings, Inc.*	500	2,145
Sterling Infrastructure, Inc.*	851	289,068
TSS, Inc.*	600	10,866
Tutor Perini Corp.*	1,297	85,070
Uniti Group, Inc.*	4,401	26,934
		2,102,443
Entertainment — 1.1%
Accel Entertainment, Inc.*	1,600	17,712
AMC Entertainment Holdings, Inc., Class A*	13,300	38,570
Atlanta Braves Holdings, Inc., Class A*	200	9,094
Atlanta Braves Holdings, Inc., Class C*	1,300	54,067
Bally's Corp.*	300	3,330
Brightstar Lottery PLC	3,300	56,925
Cinemark Holdings, Inc.	3,100	86,862
Golden Entertainment, Inc.	600	14,148
IMAX Corp.*	1,300	42,575
Inspired Entertainment, Inc.*	700	6,566
Lionsgate Studios Corp.*	5,628	38,833
Madison Square Garden Entertainment Corp.*	1,137	51,438
Marriott Vacations Worldwide Corp.	707	47,058
Monarch Casino & Resort, Inc.	385	40,748
Pursuit Attractions and Hospitality, Inc.*	671	24,277
RCI Hospitality Holdings, Inc.	200	6,102
Red Rock Resorts, Inc., Class A	1,400	85,484
Reservoir Media, Inc.*	700	5,698
Rush Street Interactive, Inc.*	2,400	49,152
Six Flags Entertainment Corp.*	2,792	63,434
Starz Entertainment Corp.*	374	5,509
Super Group SGHC Ltd.	4,600	60,720
United Parks & Resorts, Inc.*	800	41,360
Webtoon Entertainment, Inc.*	600	11,646
		861,308
Environmental Control — 0.4%
Arq, Inc.*	1,000	7,160
Casella Waste Systems, Inc., Class A*	1,800	170,784
CECO Environmental Corp.*	800	40,960
Energy Recovery, Inc.*	1,400	21,588
	Number of Shares	Value†

Environmental Control — (continued)
Enviri Corp.*	2,000	$25,380
Montrose Environmental Group, Inc.*	800	21,968
Perma-Fix Environmental Services, Inc.*	500	5,050
Pure Cycle Corp.*	400	4,428
PureCycle Technologies, Inc.*	3,700	48,655
		345,973
Food — 1.0%
B&G Foods, Inc.	2,272	10,065
Beyond Meat, Inc.*	1,800	3,402
Calavo Growers, Inc.	551	14,183
Cal-Maine Foods, Inc.	1,346	126,659
Grocery Outlet Holding Corp.*	2,900	46,545
HF Foods Group, Inc.*	1,300	3,588
Ingles Markets, Inc., Class A	404	28,102
J & J Snack Foods Corp.	464	44,586
John B Sanfilippo & Son, Inc.	200	12,856
Lifeway Foods, Inc.*	200	5,552
Mama's Creations, Inc.*	1,200	12,612
Mission Produce, Inc.*	1,400	16,828
Nathan's Famous, Inc.	100	11,074
Natural Grocers by Vitamin Cottage, Inc.	300	12,000
Seneca Foods Corp., Class A*	111	11,981
SunOpta, Inc.*	2,700	15,822
The Chefs' Warehouse, Inc.*	1,050	61,247
The Hain Celestial Group, Inc.*	2,700	4,266
The Marzetti Company	571	98,663
The Simply Good Foods Co.*	2,700	67,014
Tootsie Roll Industries, Inc.	500	20,960
TreeHouse Foods, Inc.*	1,300	26,273
United Natural Foods, Inc.*	1,800	67,716
Utz Brands, Inc.	2,100	25,515
Village Super Market, Inc., Class A	268	10,012
Weis Markets, Inc.	466	33,491
		791,012
Forest Products & Paper — 0.1%
Magnera Corp.*	1,100	12,892
Sylvamo Corp.	1,000	44,220
		57,112
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	3,587	147,497
Chesapeake Utilities Corp.	674	90,781
New Jersey Resources Corp.	2,964	142,717
Northwest Natural Holding Co.	1,150	51,670
ONE Gas, Inc.	1,690	136,789
RGC Resources, Inc.	300	6,732
Southwest Gas Holdings, Inc.	1,875	146,887
Spire, Inc.	1,656	134,997
		858,070
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	800	29,208
Enerpac Tool Group Corp.	1,606	65,846
Franklin Electric Co., Inc.	1,170	111,384

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hand & Machine Tools — (continued)
Kennametal, Inc.	2,300	$48,139
Luxfer Holdings PLC	600	8,340
		262,917
Healthcare Products — 3.2%
10X Genomics, Inc., Class A*	3,200	37,408
Accuray, Inc.*	3,500	5,845
Adaptive Biotechnologies Corp.*	4,500	67,320
Alphatec Holdings, Inc.*	3,200	46,528
AngioDynamics, Inc.*	1,158	12,935
Anteris Technologies Global Corp.*	800	3,600
Artivion, Inc.*	1,099	46,532
AtriCure, Inc.*	1,400	49,350
Avanos Medical, Inc.*	1,500	17,340
Avita Medical, Inc.*	900	4,599
Axogen, Inc.*	1,200	21,408
Azenta, Inc.*	1,200	34,464
Beta Bionics, Inc.*	1,100	21,857
BioLife Solutions, Inc.*	1,100	28,061
Bioventus, Inc., Class A*	900	6,021
Butterfly Network, Inc.*	6,100	11,773
CareDx, Inc.*	1,500	21,810
Castle Biosciences, Inc.*	700	15,939
Ceribell, Inc.*	800	9,192
Cerus Corp.*	6,200	9,858
ClearPoint Neuro, Inc.*	800	17,432
CONMED Corp.	861	40,493
CVRx, Inc.*	400	3,228
Delcath Systems, Inc.*	1,000	10,750
Electromed, Inc.*	200	4,910
Embecta Corp.	1,800	25,398
Enovis Corp.*	1,700	51,578
Glaukos Corp.*	1,615	131,703
GRAIL, Inc.*	900	53,217
Guardant Health, Inc.*	3,500	218,680
Haemonetics Corp.*	1,342	65,409
ICU Medical, Inc.*	700	83,972
Inogen, Inc.*	900	7,353
Integer Holdings Corp.*	1,037	107,153
Integra LifeSciences Holdings Corp.*	2,100	30,093
iRadimed Corp.	200	14,232
iRhythm Technologies, Inc.*	927	159,435
Kestra Medical Technologies Ltd.*	400	9,504
KORU Medical Systems, Inc.*	1,500	5,745
Lantheus Holdings, Inc.*	2,006	102,888
LeMaitre Vascular, Inc.	600	52,506
LENSAR, Inc.*	300	3,705
LivaNova PLC*	1,600	83,808
Lucid Diagnostics, Inc.*	2,700	2,727
MaxCyte, Inc.*	3,100	4,898
Merit Medical Systems, Inc.*	1,675	139,410
MiMedx Group, Inc.*	3,700	25,826
Myomo, Inc.*	1,300	1,159
Neogen Corp.*	6,338	36,190
NeuroPace, Inc.*	400	4,124
Novocure Ltd.*	3,100	40,052
OmniAb, Inc.*	2,479	3,966
	Number of Shares	Value†

Healthcare Products — (continued)
Omnicell, Inc.*	1,400	$42,630
OraSure Technologies, Inc.*	2,201	7,065
Orthofix Medical, Inc.*	987	14,450
OrthoPediatrics Corp.*	500	9,265
Outset Medical, Inc.*	600	8,472
Pacific Biosciences of California, Inc.*	8,100	10,368
PROCEPT BioRobotics Corp.*	1,600	57,104
Pulmonx Corp.*	1,300	2,106
Pulse Biosciences, Inc.*	514	9,098
Quanterix Corp.*	1,200	6,516
Quantum-Si, Inc.*	3,000	4,230
QuidelOrtho Corp.*	1,900	55,955
RxSight, Inc.*	1,100	9,889
Sanara Medtech, Inc.*	100	3,173
SANUWAVE Health, Inc.*	200	7,496
Semler Scientific, Inc.*	300	9,000
SI-BONE, Inc.*	1,100	16,192
STAAR Surgical Co.*	1,417	38,075
Stereotaxis, Inc.*	2,300	7,153
Surmodics, Inc.*	473	14,138
Tactile Systems Technology, Inc.*	500	6,920
Tandem Diabetes Care, Inc.*	1,900	23,066
TransMedics Group, Inc.*	931	104,458
Treace Medical Concepts, Inc.*	1,600	10,736
Twist Bioscience Corp.*	1,788	50,314
UFP Technologies, Inc.*	198	39,521
Utah Medical Products, Inc.	100	6,297
Varex Imaging Corp.*	1,300	16,120
Zimvie, Inc.*	900	17,046
		2,620,237
Healthcare Services — 2.3%
Addus HomeCare Corp.*	500	58,995
agilon health, Inc.*	9,300	9,579
Ardent Health, Inc.*	800	10,600
Astrana Health, Inc.*	1,200	34,020
Aveanna Healthcare Holdings, Inc.*	1,400	12,418
BrightSpring Health Services, Inc.*	2,706	79,989
Brookdale Senior Living, Inc.*	7,000	59,290
Clover Health Investments Corp.*	12,400	37,944
Community Health Systems, Inc.*	4,100	13,161
Concentra Group Holdings Parent, Inc.	3,343	69,969
CorVel Corp.*	837	64,801
DocGo, Inc.*	3,700	5,032
Enhabit, Inc.*	1,200	9,612
Fortrea Holdings, Inc.*	2,900	24,418
Fulgent Genetics, Inc.*	700	15,820
GeneDx Holdings Corp.*	564	60,765
Ginkgo Bioworks Holdings, Inc.*	1,200	17,496
HealthEquity, Inc.*	2,500	236,925
Innovage Holding Corp.*	700	3,612
LifeStance Health Group, Inc.*	4,100	22,550
Nano-X Imaging Ltd.*	1,700	6,290
National HealthCare Corp.	376	45,688
Neuronetics, Inc.*	1,300	3,549
OPKO Health, Inc.*	13,817	21,416
Oscar Health, Inc., Class A*	5,736	108,583

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
PACS Group, Inc.*	1,300	$17,849
Pediatrix Medical Group, Inc.*	2,600	43,550
Personalis, Inc.*	1,600	10,432
Privia Health Group, Inc.*	3,500	87,150
RadNet, Inc.*	2,000	152,420
Select Medical Holdings Corp.	3,200	41,088
Sonida Senior Living, Inc.*	100	2,772
Strata Critical Medical, Inc.*	1,800	9,108
Surgery Partners, Inc.*	2,300	49,772
Teladoc Health, Inc.*	5,200	40,196
The Ensign Group, Inc.	1,599	276,259
The Joint Corp.*	200	1,908
The Oncology Institute, Inc.*	2,100	7,329
The Pennant Group, Inc.*	1,040	26,229
U.S. Physical Therapy, Inc.	462	39,247
Viemed Healthcare, Inc.*	1,300	8,827
		1,846,658
Home Builders — 1.7%
Beazer Homes USA, Inc.*	624	15,319
Cavco Industries, Inc.*	222	128,922
Century Communities, Inc.	800	50,696
Champion Homes, Inc.*	1,600	122,192
Dream Finders Homes, Inc., Class A*	900	23,328
Forestar Group, Inc.*	560	14,890
Green Brick Partners, Inc.*	900	66,474
Hovnanian Enterprises, Inc., Class A*	146	18,759
Installed Building Products, Inc.	670	165,262
KB Home	1,915	121,871
LCI Industries	691	64,367
LGI Homes, Inc.*	566	29,268
M/I Homes, Inc.*	736	106,308
Meritage Homes Corp.	2,078	150,509
Taylor Morrison Home Corp.*	2,780	183,508
Tri Pointe Homes, Inc.*	2,500	84,925
Winnebago Industries, Inc.	822	27,488
		1,374,086
Home Furnishings — 0.3%
Arhaus, Inc.*	1,700	18,071
Daktronics, Inc.*	1,054	22,050
Ethan Allen Interiors, Inc.	728	21,447
Flexsteel Industries, Inc.	100	4,635
Hamilton Beach Brands Holding Co., Class A	300	4,311
Leggett & Platt, Inc.	4,100	36,408
MillerKnoll, Inc.	1,928	34,203
Sleep Number Corp.*	772	5,419
Sonos, Inc.*	3,400	53,720
The Lovesac Co.*	400	6,772
Traeger, Inc.*	700	854
Xperi, Inc.*	1,501	9,726
		217,616
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	11,543
Acme United Corp.	100	4,118
	Number of Shares	Value†

Household Products & Wares — (continued)
Central Garden & Pet Co.*	300	$9,795
Central Garden & Pet Co., Class A*	1,758	51,914
Helen of Troy Ltd.*	666	16,783
Quanex Building Products Corp.	1,325	18,842
Spectrum Brands Holdings, Inc.	557	29,259
WD-40 Co.	390	77,064
		219,318
Insurance — 2.4%
Abacus Global Management, Inc.*	1,283	7,352
Ambac Financial Group, Inc.*	1,500	12,510
American Coastal Insurance Corp.	700	7,973
American Integrity Insurance Group, Inc.*	397	8,857
AMERISAFE, Inc.	608	26,655
Aspen Insurance Holdings Ltd., Class A*	398	14,611
Ategrity Specialty Holdings LLC*	394	7,789
Baldwin Insurance Group, Inc.*	2,000	56,420
Bowhead Specialty Holdings, Inc.*	500	13,520
Citizens, Inc.*	1,600	8,400
CNO Financial Group, Inc.	2,597	102,711
Crawford & Co., Class A	300	3,210
Donegal Group, Inc., Class A	383	7,426
eHealth, Inc.*	1,000	4,310
Employers Holdings, Inc.	682	28,971
Essent Group Ltd.	2,773	176,252
F&G Annuities & Life, Inc.	600	18,762
Fidelis Insurance Holdings Ltd.	1,500	27,225
Genworth Financial, Inc.*	11,900	105,910
GoHealth, Inc., Class A*	200	964
Goosehead Insurance, Inc., Class A	700	52,094
Greenlight Capital Re Ltd., Class A*	728	9,246
Hamilton Insurance Group Ltd., Class B*	1,300	32,240
HCI Group, Inc.	280	53,740
Heritage Insurance Holdings, Inc.*	500	12,590
Hippo Holdings, Inc.*	532	19,237
Horace Mann Educators Corp.	1,180	53,301
Investors Title Co.	39	10,445
Jackson Financial, Inc., Class A	2,100	212,583
James River Group Holdings Ltd.	1,300	7,215
Kingstone Cos., Inc.	400	5,880
Kingsway Financial Services, Inc.*	500	7,310
Lemonade, Inc.*	1,600	85,648
MBIA, Inc.*	1,200	8,940
Mercury General Corp.	800	67,824
NI Holdings, Inc.*	200	2,712
NMI Holdings, Inc.*	2,300	88,182
Palomar Holdings, Inc.*	800	93,400
ProAssurance Corp.*	1,500	35,985
Root, Inc., Class A*	362	32,403
Safety Insurance Group, Inc.	382	27,004
Selective Insurance Group, Inc.	1,775	143,899
Selectquote, Inc.*	4,300	8,428
SiriusPoint Ltd.*	3,100	56,079
Skyward Specialty Insurance Group, Inc.*	1,100	52,316

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Slide Insurance Holdings, Inc.*	727	$11,476
Stewart Information Services Corp.	808	59,242
Tiptree, Inc.	700	13,419
Trupanion, Inc.*	1,129	48,863
United Fire Group, Inc.	680	20,686
Universal Insurance Holdings, Inc.	651	17,121
		1,989,336
Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	937	4,309
Angi, Inc.*	1,300	21,138
AudioEye, Inc.*	300	4,158
Backblaze, Inc., Class A*	1,500	13,920
BARK, Inc.*	3,200	2,659
Bed Bath & Beyond, Inc.*	1,500	14,685
Bumble, Inc., Class A*	2,000	12,180
Cargurus, Inc.*	2,400	89,352
Cars.com, Inc.*	1,800	21,996
Cogent Communications Holdings, Inc.	1,319	50,584
Crexendo, Inc.*	600	3,900
Entravision Communications Corp., Class A	2,500	5,825
ePlus, Inc.	756	53,684
Eventbrite, Inc., Class A*	2,800	7,056
EverQuote, Inc., Class A*	700	16,009
Figs, Inc., Class A*	2,800	18,732
fuboTV, Inc.*	9,500	39,425
Gaia, Inc.*	700	4,144
Gambling.com Group Ltd.*	300	2,454
Getty Images Holdings, Inc.*	3,600	7,128
Grindr, Inc.*	1,000	15,020
Groupon, Inc.*	700	16,345
HealthStream, Inc.	700	19,768
Hims & Hers Health, Inc.*	5,600	317,632
Lands' End, Inc.*	500	7,050
LifeMD, Inc.*	1,000	6,790
Liquidity Services, Inc.*	635	17,418
Magnite, Inc.*	4,206	91,607
MediaAlpha, Inc., Class A*	847	9,639
Nerdy, Inc.*	1,800	2,268
Newsmax, Inc.*	300	3,720
Nextdoor Holdings, Inc.*	5,400	11,286
Open Lending Corp.*	3,100	6,541
OptimizeRx Corp.*	600	12,300
Q2 Holdings, Inc.*	1,800	130,302
QuinStreet, Inc.*	1,715	26,531
Revolve Group, Inc.*	1,200	25,560
Rumble, Inc.*	3,475	25,159
Serve Robotics, Inc.*	1,500	17,445
Shutterstock, Inc.	800	16,680
Sprinklr, Inc., Class A*	3,100	23,932
Stitch Fix, Inc., Class A*	2,600	11,310
The Arena Group Holdings, Inc.*	500	2,735
The RealReal, Inc.*	2,900	30,827
Travelzoo*	200	1,966
Triller Group, Inc.*	4,300	3,569
TripAdvisor, Inc.*	3,500	56,910
	Number of Shares	Value†

Internet — (continued)
TrueCar, Inc.*	2,300	$4,232
Tucows, Inc., Class A*	300	5,566
Upwork, Inc.*	3,700	68,709
Vivid Seats, Inc., Class A*	120	1,994
Yelp, Inc.*	1,800	56,160
Ziff Davis, Inc.*	1,190	45,339
		1,485,648
Investment Companies — 1.4%
Bit Digital, Inc.*	8,330	24,990
Bitdeer Technologies Group, Class A*	2,500	42,725
Cannae Holdings, Inc.	1,600	29,296
Cipher Mining, Inc.*	7,700	96,943
Cleanspark, Inc.*	8,100	117,450
Compass Diversified Holdings	2,100	13,902
Core Scientific, Inc.*	8,000	143,520
FTAI Infrastructure, Inc.	2,700	11,772
HA Sustainable Infrastructure Capital, Inc.	3,500	107,450
Hut 8 Corp.*	2,700	93,987
MARA Holdings, Inc.*	10,820	197,573
Riot Platforms, Inc.*	10,076	191,746
Terawulf, Inc.*	8,546	97,596
		1,168,950
Iron & Steel — 0.2%
Commercial Metals Co.	3,186	182,494
Friedman Industries, Inc.	200	4,379
		186,873
Leisure Time — 0.7%
Acushnet Holdings Corp.	800	62,792
American Outdoor Brands, Inc.*	400	3,472
Clarus Corp.	902	3,157
Escalade, Inc.	400	5,028
Global Business Travel Group I*	3,000	24,240
Johnson Outdoors, Inc., Class A	168	6,785
Life Time Group Holdings, Inc.*	3,928	108,413
Lindblad Expeditions Holdings, Inc.*	1,100	14,080
Livewire Group, Inc.*	500	2,375
Malibu Boats, Inc., Class A*	600	19,470
Marine Products Corp.	188	1,668
MasterCraft Boat Holdings, Inc.*	500	10,730
OneSpaWorld Holdings Ltd.	2,800	59,192
Peloton Interactive, Inc., Class A*	10,600	95,400
Polaris, Inc.	1,600	93,008
Sabre Corp.*	11,900	21,777
Topgolf Callaway Brands Corp.*	4,046	38,437
Xponential Fitness, Inc., Class A*	800	6,232
		576,256
Lodging — 0.1%
Hilton Grand Vacations, Inc.*	1,517	63,426
The Marcus Corp.	733	11,369
		74,795
Machinery — Construction & Mining — 1.2%
Argan, Inc.	369	99,648

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — (continued)
Astec Industries, Inc.	698	$33,595
Bloom Energy Corp., Class A*	6,200	524,334
Hyster-Yale, Inc.	344	12,680
Lightbridge Corp.*	600	12,726
NANO Nuclear Energy, Inc.*	918	35,398
Net Power, Inc.*	800	2,408
NuScale Power Corp.*	3,700	133,200
Terex Corp.	1,900	97,470
The Manitowoc Co., Inc.*	1,025	10,260
		961,719
Machinery — Diversified — 1.8%
Aebi Schmidt Holding AG	936	11,672
Alamo Group, Inc.	288	54,979
Albany International Corp., Class A	832	44,346
Cactus, Inc., Class A	2,000	78,940
Chart Industries, Inc.*	1,308	261,796
Columbus McKinnon Corp.	885	12,691
CSW Industrials, Inc.	474	115,064
DXP Enterprises, Inc.*	392	46,675
Eastman Kodak Co.*	1,600	10,256
Gencor Industries, Inc.*	400	5,852
Ichor Holdings Ltd.*	1,100	19,272
Kadant, Inc.	317	94,333
Lindsay Corp.	287	40,341
Mueller Water Products, Inc., Class A	4,592	117,188
Palladyne AI Corp.*	900	7,731
Power Solutions International, Inc.*	200	19,644
Pro-Dex, Inc.*	100	3,385
Richtech Robotics, Inc., Class B*	2,500	10,725
Tennant Co.	536	43,448
The Gorman-Rupp Co.	651	30,213
Thermon Group Holdings, Inc.*	1,000	26,720
Watts Water Technologies, Inc., Class A	791	220,910
Zurn Elkay Water Solutions Corp.	4,400	206,932
		1,483,113
Media — 0.4%
Altice USA, Inc., Class A*	8,200	19,762
AMC Networks, Inc., Class A*	1,000	8,240
Cable One, Inc.	125	22,131
CuriosityStream, Inc.	1,100	5,830
Gannett Co., Inc.*	4,253	17,565
Gray Media, Inc.	2,300	13,294
iHeartMedia, Inc., Class A*	2,900	8,323
Liberty Latin America Ltd., Class A*	1,100	9,119
Liberty Latin America Ltd., Class C*	3,552	29,979
Scholastic Corp.	556	15,223
Sinclair, Inc.	1,000	15,100
Sphere Entertainment Co.*	837	51,995
TEGNA, Inc.	4,700	95,551
The E.W. Scripps Co., Class A*	2,229	5,483
Thryv Holdings, Inc.*	1,000	12,060
WideOpenWest, Inc.*	1,800	9,288
		338,943
	Number of Shares	Value†

Metal Fabricate/Hardware — 0.7%
Ascent Industries Co.*	660	$8,501
AZZ, Inc.	876	95,598
Helios Technologies, Inc.	959	49,992
Hillman Solutions Corp.*	5,700	52,326
Janus International Group, Inc.*	4,200	41,454
L.B. Foster Co., Class A*	300	8,085
Mayville Engineering Co., Inc.*	400	5,504
Metallus, Inc.*	1,100	18,183
Olympic Steel, Inc.	331	10,079
Omega Flex, Inc.	124	3,867
Park-Ohio Holdings Corp.	300	6,372
Proto Labs, Inc.*	699	34,971
Ryerson Holding Corp.	900	20,574
Standex International Corp.	321	68,020
The Eastern Co.	200	4,692
Tredegar Corp.*	761	6,111
Worthington Enterprises, Inc.	884	49,053
Worthington Steel, Inc.	984	29,904
Xometry, Inc., Class A*	1,200	65,364
		578,650
Mining — 2.0%
American Battery Technology Co.*	3,000	14,580
Caledonia Mining Corp. PLC	400	14,484
Centrus Energy Corp., Class A*	470	145,733
Century Aluminum Co.*	1,454	42,690
Coeur Mining, Inc.*	18,728	351,337
Compass Minerals International, Inc.*	1,000	19,200
Constellium S.E.*	4,000	59,520
Contango ORE, Inc.*	200	4,986
Critical Metals Corp.*	1,519	9,448
Dakota Gold Corp.*	1,700	7,735
Encore Energy Corp.*	5,300	17,013
Energy Fuels, Inc.*	6,000	92,100
Ferroglobe PLC	3,800	17,290
Hecla Mining Co.	17,491	211,641
Idaho Strategic Resources, Inc.*	400	13,516
Ivanhoe Electric, Inc.*	2,300	28,865
Kaiser Aluminum Corp.	382	29,475
Lifezone Metals Ltd.*	1,300	7,124
MAC Copper Ltd.*	1,463	17,863
NioCorp Developments Ltd.*	1,800	12,024
Novagold Resources, Inc.*	8,649	76,111
Perpetua Resources Corp.*	2,200	44,506
SSR Mining, Inc.*	6,000	146,520
U.S. Antimony Corp.*	3,000	18,600
United States Lime & Minerals, Inc.	325	42,754
Uranium Energy Corp.*	12,500	166,750
US Gold Corp.*	400	6,592
Vox Royalty Corp.	1,400	6,020
		1,624,477
Miscellaneous Manufacturing — 1.5%
Byrna Technologies, Inc.*	500	11,080
Core Molding Technologies, Inc.*	300	6,165
Enpro, Inc.	598	135,148
Fabrinet*	1,037	378,111

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Federal Signal Corp.	1,743	$207,400
Hillenbrand, Inc.	2,144	57,974
JBT Marel Corp.	1,541	216,433
LSB Industries, Inc.*	1,500	11,820
Materion Corp.	625	75,506
Myers Industries, Inc.	925	15,669
NL Industries, Inc.	90	554
Outdoor Holding Co.*	3,600	5,328
Park Aerospace Corp.	533	10,841
Sight Sciences, Inc.*	900	3,096
Smith & Wesson Brands, Inc.	1,079	10,607
Sturm Ruger & Co., Inc.	419	18,214
Trinity Industries, Inc.	2,400	67,296
		1,231,242
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	810	37,236
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,818	54,973
Xerox Holdings Corp.	3,800	14,288
		69,261
Office Furnishings — 0.2%
CompX International, Inc.	100	2,340
HNI Corp.	1,222	57,251
Interface, Inc.	1,795	51,947
Steelcase, Inc., Class A	2,431	41,813
Virco Mfg. Corp.	400	3,100
		156,451
Oil & Gas — 2.1%
Berry Corp.	2,500	9,450
BKV Corp.*	500	11,565
Borr Drilling Ltd.*	6,100	16,409
California Resources Corp.	1,900	101,042
CNX Resources Corp.*	3,931	126,264
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	2,200	43,626
Crescent Energy Co., Class A	5,107	45,554
CVR Energy, Inc.*	900	32,832
Delek US Holdings, Inc.	1,783	57,537
Diversified Energy Co. PLC	1,700	23,817
Empire Petroleum Corp.*	200	904
Epsilon Energy Ltd.	700	3,528
Evolution Petroleum Corp.	1,200	5,784
Granite Ridge Resources, Inc.	1,900	10,279
Gulfport Energy Corp.*	474	85,785
Helmerich & Payne, Inc.	2,900	64,061
HighPeak Energy, Inc.	500	3,535
Infinity Natural Resources, Inc., Class A*	300	3,933
Kolibri Global Energy, Inc.*	1,200	6,660
Kosmos Energy Ltd.*	14,200	23,572
Magnolia Oil & Gas Corp., Class A	5,007	119,517
Murphy Oil Corp.	3,800	107,958
Nabors Industries Ltd.*	527	21,538
	Number of Shares	Value†

Oil & Gas — (continued)
NextNRG, Inc.*	800	$1,464
Noble Corp. PLC	3,687	104,268
Northern Oil & Gas, Inc.	2,700	66,960
Par Pacific Holdings, Inc.*	1,518	53,768
Patterson-UTI Energy, Inc.	10,281	53,256
PBF Energy, Inc., Class A	2,500	75,425
Prairie Operating Co.*	900	1,787
Riley Exploration Permian, Inc.	400	10,844
Sable Offshore Corp.*	2,100	36,666
SandRidge Energy, Inc.	1,000	11,280
Seadrill Ltd.*	1,900	57,399
SM Energy Co.	3,400	84,898
Talos Energy, Inc.*	3,700	35,483
Transocean Ltd.*	21,400	66,768
VAALCO Energy, Inc.	3,600	14,472
Valaris Ltd.*	1,800	87,786
Vital Energy, Inc.*	900	15,201
Vitesse Energy, Inc.	800	18,584
W&T Offshore, Inc.	3,543	6,448
		1,727,907
Oil & Gas Services — 1.0%
Archrock, Inc.	4,800	126,288
Aris Water Solutions, Inc., Class A	1,000	24,660
Atlas Energy Solutions, Inc.	2,100	23,877
Bristow Group, Inc.*	766	27,637
Core Laboratories, Inc.	1,500	18,540
DMC Global, Inc.*	600	5,070
DNOW, Inc.*	3,100	47,275
Expro Group Holdings N.V.*	2,716	32,266
Flotek Industries, Inc.*	500	7,300
Flowco Holdings, Inc., Class A	600	8,910
Forum Energy Technologies, Inc.*	400	10,684
Helix Energy Solutions Group, Inc.*	4,101	26,903
Innovex International, Inc.*	900	16,686
Kodiak Gas Services, Inc.	1,845	68,210
Liberty Energy, Inc.	4,700	57,998
Mammoth Energy Services, Inc.*	1,000	2,290
Matrix Service Co.*	600	7,848
National Energy Services Reunited Corp.*	2,000	20,520
Natural Gas Services Group, Inc.	297	8,313
Oceaneering International, Inc.*	2,700	66,906
Oil States International, Inc.*	2,000	12,120
ProFrac Holding Corp., Class A*	900	3,330
ProPetro Holding Corp.*	2,900	15,196
Ranger Energy Services, Inc., Class A	600	8,424
RPC, Inc.	2,800	13,328
SEACOR Marine Holdings, Inc.*	900	5,841
Select Water Solutions, Inc.	2,900	31,001
Solaris Energy Infrastructure, Inc.	1,100	43,967
TETRA Technologies, Inc.*	3,200	18,400
Tidewater, Inc.*	1,315	70,129
		829,917
Packaging and Containers — 0.2%
Ardagh Metal Packaging S.A.	4,100	16,359

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — (continued)
Clearwater Paper Corp.*	478	$9,923
Greif, Inc., Class A	838	50,079
Greif, Inc., Class B	100	6,161
Karat Packaging, Inc.	200	5,042
O-I Glass, Inc.*	4,500	58,365
Ranpak Holdings Corp.*	1,200	6,744
TriMas Corp.	895	34,583
		187,256
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.*	3,200	6,080
Actuate Therapeutics, Inc.*	300	2,007
AdaptHealth Corp.*	2,900	25,955
Agios Pharmaceuticals, Inc.*	1,600	64,224
Akebia Therapeutics, Inc.*	7,700	21,021
Alector, Inc.*	2,900	8,584
Alimera Sciences, Inc.*	900	36
Alkermes PLC*	4,800	144,000
Amneal Pharmaceuticals, Inc.*	4,337	43,413
Amphastar Pharmaceuticals, Inc.*	1,200	31,980
Amylyx Pharmaceuticals, Inc.*	2,200	29,898
Anika Therapeutics, Inc.*	400	3,760
Aquestive Therapeutics, Inc.*	2,800	15,652
Arvinas, Inc.*	2,000	17,040
aTyr Pharma, Inc.*	2,800	2,020
Avadel Pharmaceuticals PLC*	2,700	41,229
Biote Corp., Class A*	600	1,800
Catalyst Pharmaceuticals, Inc.*	3,300	65,010
Cidara Therapeutics, Inc.*	500	47,880
Coherus Oncology, Inc.*	2,700	4,428
Collegium Pharmaceutical, Inc.*	1,000	34,990
CorMedix, Inc.*	1,700	19,771
Corvus Pharmaceuticals, Inc.*	1,700	12,529
Enanta Pharmaceuticals, Inc.*	700	8,379
Enliven Therapeutics, Inc.*	1,000	20,470
Eton Pharmaceuticals, Inc.*	800	17,384
Fennec Pharmaceuticals, Inc.*	700	6,552
FitLife Brands, Inc.*	200	3,978
Foghorn Therapeutics, Inc.*	800	3,912
Fulcrum Therapeutics, Inc.*	1,400	12,880
Guardian Pharmacy Services, Inc., Class A*	615	16,132
Gyre Therapeutics, Inc.*	500	3,730
Harmony Biosciences Holdings, Inc.*	1,300	35,828
Harrow, Inc.*	900	43,362
Herbalife Ltd.*	2,800	23,632
Heron Therapeutics, Inc.*	3,800	4,788
Indivior PLC*	3,500	84,385
Inhibikase Therapeutics, Inc.*	2,300	3,726
Ironwood Pharmaceuticals, Inc.*	4,361	5,713
Journey Medical Corp.*	500	3,560
KalVista Pharmaceuticals, Inc.*	900	10,962
Lifevantage Corp.	400	3,892
Madrigal Pharmaceuticals, Inc.*	541	248,135
MannKind Corp.*	9,301	49,946
MediWound Ltd.*	200	3,604
Mirum Pharmaceuticals, Inc.*	1,131	82,914
	Number of Shares	Value†

Pharmaceuticals — (continued)
Nature's Sunshine Products, Inc.*	500	$7,760
Neurogene, Inc.*	300	5,199
Nuvectis Pharma, Inc.*	500	3,010
Ocular Therapeutix, Inc.*	4,200	49,098
Option Care Health, Inc.*	4,902	136,080
ORIC Pharmaceuticals, Inc.*	1,500	18,000
Owens & Minor, Inc.*	2,276	10,925
Pacira BioSciences, Inc.*	1,300	33,501
Phibro Animal Health Corp., Class A	600	24,276
Premier, Inc., Class A	2,285	63,523
Protagonist Therapeutics, Inc.*	1,700	112,931
Rhythm Pharmaceuticals, Inc.*	1,480	149,465
scPharmaceuticals, Inc.*	1,100	6,237
SELLAS Life Sciences Group, Inc.*	3,300	5,313
SIGA Technologies, Inc.	1,100	10,065
Spyre Therapeutics, Inc.*	1,500	25,140
Supernus Pharmaceuticals, Inc.*	1,500	71,685
Tonix Pharmaceuticals Holding Corp.*	200	4,832
Trevi Therapeutics, Inc.*	2,775	25,391
TuHURA Biosciences, Inc.*	1,100	2,728
USANA Health Sciences, Inc.*	348	9,587
Vanda Pharmaceuticals, Inc.*	1,941	9,686
Vaxcyte, Inc.*	3,207	115,516
Voyager Therapeutics, Inc.*	1,200	5,604
Xeris Biopharma Holdings, Inc.*	4,300	35,002
		2,281,725
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	700	17,633
Golar LNG Ltd.	2,900	117,189
Kinetik Holdings, Inc.	1,300	55,562
New Fortress Energy, Inc.*	5,400	11,934
NextDecade Corp.*	4,100	27,839
Summit Midstream Corp.*	300	6,162
		236,319
Private Equity — 0.0%
P10, Inc., Class A	1,300	14,144
Patria Investments Ltd., Class A	1,600	23,360
		37,504
Real Estate — 0.8%
Anywhere Real Estate, Inc.*	2,800	29,652
Compass, Inc., Class A*	13,300	106,799
Cushman & Wakefield PLC*	6,700	106,664
Douglas Elliman, Inc.*	2,500	7,150
eXp World Holdings, Inc.	2,400	25,584
FRP Holdings, Inc.*	338	8,234
Kennedy-Wilson Holdings, Inc.	3,581	29,794
Legacy Housing Corp.*	300	8,253
Marcus & Millichap, Inc.	600	17,610
Maui Land & Pineapple Co., Inc.*	300	5,592
McGrath RentCorp	737	86,450
Mobile Infrastructure Corp.*	600	2,112
Newmark Group, Inc., Class A	4,525	84,391
RE/MAX Holdings, Inc., Class A*	600	5,658
Seaport Entertainment Group, Inc.*	300	6,876

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — (continued)
Sky Harbour Group Corp.*	500	$4,935
Stratus Properties, Inc.*	200	4,232
The Real Brokerage, Inc.*	3,400	14,212
The RMR Group, Inc., Class A	467	7,346
The St. Joe Co.	1,100	54,428
Transcontinental Realty Investors, Inc.*	100	4,613
		620,585
Retail — 3.5%
Abercrombie & Fitch Co., Class A*	1,388	118,743
Academy Sports & Outdoors, Inc.	1,801	90,086
Advance Auto Parts, Inc.	1,800	110,520
American Eagle Outfitters, Inc.	4,700	80,417
America's Car-Mart, Inc.*	190	5,550
Arko Corp.	2,400	10,968
Asbury Automotive Group, Inc.*	572	139,825
Barnes & Noble Education, Inc.*	500	4,975
Bassett Furniture Industries, Inc.	300	4,692
Biglari Holdings, Inc., Class B*	10	3,237
BJ's Restaurants, Inc.*	620	18,929
Bloomin' Brands, Inc.	2,400	17,208
BlueLinx Holdings, Inc.*	251	18,343
Boot Barn Holdings, Inc.*	900	149,148
Brinker International, Inc.*	1,300	164,684
Build-A-Bear Workshop, Inc.	400	26,084
Caleres, Inc.	1,054	13,744
Camping World Holdings, Inc., Class A	1,700	26,843
Citi Trends, Inc.*	200	6,206
Clean Energy Fuels Corp.*	6,000	15,480
Cracker Barrel Old Country Store, Inc.	634	27,934
Dave & Buster's Entertainment, Inc.*	900	16,344
Denny's Corp.*	1,452	7,594
Designer Brands, Inc., Class A	1,300	4,602
Dine Brands Global, Inc.	471	11,643
El Pollo Loco Holdings, Inc.*	600	5,820
Envela Corp.*	300	2,343
EVgo, Inc.*	4,491	21,242
First Watch Restaurant Group, Inc.*	1,503	23,507
FirstCash Holdings, Inc.	1,130	179,015
Genesco, Inc.*	295	8,552
Group 1 Automotive, Inc.	367	160,566
Haverty Furniture Cos., Inc.	450	9,869
J Jill, Inc.	200	3,430
Jack in the Box, Inc.	614	12,139
Kohl's Corp.	3,100	47,647
Krispy Kreme, Inc.	2,900	11,223
Kura Sushi USA, Inc., Class A*	200	11,882
La-Z-Boy, Inc.	1,162	39,880
MarineMax, Inc.*	500	12,665
Movado Group, Inc.	460	8,726
National Vision Holdings, Inc.*	2,085	60,861
Nu Skin Enterprises, Inc., Class A	1,300	15,847
OneWater Marine, Inc., Class A*	400	6,336
Papa John's International, Inc.	1,010	48,631
Patrick Industries, Inc.	912	94,328
PC Connection, Inc.	265	16,427
Petco Health & Wellness Co., Inc.*	1,800	6,966
	Number of Shares	Value†

Retail — (continued)
Portillo's, Inc., Class A*	1,500	$9,675
Potbelly Corp.*	700	11,928
PriceSmart, Inc.	731	88,590
Sally Beauty Holdings, Inc.*	2,900	47,212
Savers Value Village, Inc.*	800	10,600
Shake Shack, Inc., Class A*	1,100	102,971
Shoe Carnival, Inc.	516	10,728
Signet Jewelers Ltd.	1,114	106,855
Sonic Automotive, Inc., Class A	434	33,023
Sweetgreen, Inc., Class A*	3,100	24,738
The Buckle, Inc.	949	55,668
The Cheesecake Factory, Inc.	1,264	69,065
The ODP Corp.*	770	21,445
Tile Shop Holdings, Inc.*	500	3,025
Urban Outfitters, Inc.*	1,800	128,574
Victoria's Secret & Co.*	2,000	54,280
Warby Parker, Inc., Class A*	2,800	77,224
Winmark Corp.	91	45,297
Zumiez, Inc.*	503	9,864
		2,812,463
Savings & Loans — 1.0%
Axos Financial, Inc.*	1,592	134,763
Banc of California, Inc.	3,084	51,040
BankFinancial Corp.	400	4,812
Beacon Financial Corp.	2,470	58,564
BV Financial, Inc.*	300	4,836
Capitol Federal Financial, Inc.	3,700	23,495
CF Bankshares, Inc.	100	2,395
Citizens Community Bancorp, Inc.	300	4,821
Eagle Bancorp Montana, Inc.	300	5,181
Finward Bancorp	100	3,209
First Capital, Inc.	100	4,580
First Savings Financial Group, Inc.	200	6,286
Flagstar Financial, Inc.	8,766	101,247
Flushing Financial Corp.	838	11,573
FS Bancorp, Inc.	200	7,984
Greene County Bancorp, Inc.	200	4,520
Home Bancorp, Inc.	200	10,865
HomeTrust Bancshares, Inc.	500	20,470
Northfield Bancorp, Inc.	1,093	12,897
Northwest Bancshares, Inc.	4,132	51,196
OceanFirst Financial Corp.	1,860	32,680
Provident Financial Services, Inc.	3,730	71,914
Riverview Bancorp, Inc.	700	3,759
Sound Financial Bancorp, Inc.	100	4,606
Southern Missouri Bancorp, Inc.	300	15,768
The Hingham Institution For Savings	45	11,870
Timberland Bancorp, Inc.	200	6,656
WaFd, Inc.	2,162	65,487
Waterstone Financial, Inc.	400	6,240
WSFS Financial Corp.	1,674	90,279
		833,993
Semiconductors — 2.4%
ACM Research, Inc., Class A*	1,500	58,695
Aehr Test Systems*	900	27,099

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Aeluma, Inc.*	300	$4,830
Alpha & Omega Semiconductor Ltd.*	700	19,572
Ambarella, Inc.*	1,230	101,500
Ambiq Micro, Inc.*	252	7,540
Arteris, Inc.*	1,000	10,100
Atomera, Inc.*	1,000	4,420
Axcelis Technologies, Inc.*	899	87,778
Blaize Holdings, Inc.*	2,428	8,377
CEVA, Inc.*	671	17,721
Cohu, Inc.*	1,324	26,917
Diodes, Inc.*	1,299	69,120
FormFactor, Inc.*	2,229	81,180
Impinj, Inc.*	743	134,297
Kulicke & Soffa Industries, Inc.	1,500	60,960
MaxLinear, Inc.*	2,443	39,283
Navitas Semiconductor Corp.*	3,700	26,714
Ouster, Inc.*	1,500	40,575
Penguin Solutions, Inc.*	1,600	42,048
Photronics, Inc.*	1,394	31,992
Power Integrations, Inc.	1,647	66,226
Rambus, Inc.*	3,123	325,417
Richardson Electronics Ltd.	500	4,895
Semtech Corp.*	2,509	179,268
Silicon Laboratories, Inc.*	916	120,115
SiTime Corp.*	603	181,690
SkyWater Technology, Inc.*	600	11,196
Synaptics, Inc.*	1,165	79,616
Ultra Clean Holdings, Inc.*	1,395	38,014
Veeco Instruments, Inc.*	1,754	53,374
Vishay Precision Group, Inc.*	400	12,820
		1,973,349
Software — 5.7%
8X8, Inc.*	3,700	7,844
ACI Worldwide, Inc.*	3,027	159,735
ACV Auctions, Inc., Class A*	5,100	50,541
Adeia, Inc.	3,153	52,970
Agilysys, Inc.*	776	81,674
Airship AI Holdings, Inc.*	700	3,619
Alignment Healthcare, Inc.*	4,405	76,867
Alkami Technology, Inc.*	2,100	52,164
Amplitude, Inc., Class A*	2,700	28,944
Appian Corp., Class A*	1,175	35,920
Asana, Inc., Class A*	1,927	25,745
Asure Software, Inc.*	700	5,740
AvePoint, Inc.*	3,900	58,539
AvidXchange Holdings, Inc.*	5,000	49,750
Bandwidth, Inc., Class A*	739	12,319
BigBear.ai Holdings, Inc.*	8,800	57,376
Blackbaud, Inc.*	1,150	73,957
BlackLine, Inc.*	1,540	81,774
Blend Labs, Inc., Class A*	5,800	21,170
Box, Inc., Class A*	4,100	132,307
Braze, Inc., Class A*	2,300	65,412
C3.ai, Inc., Class A*	3,700	64,158
Cerence, Inc.*	1,400	17,444
Claritev Corp.*	200	10,616
	Number of Shares	Value†

Software — (continued)
Clear Secure, Inc., Class A	2,400	$80,112
Clearwater Analytics Holdings, Inc., Class A*	7,167	129,149
Climb Global Solutions, Inc.	100	13,484
Commerce.com, Inc.*	2,100	10,479
Commvault Systems, Inc.*	1,286	242,771
Consensus Cloud Solutions, Inc.*	467	13,716
CoreCard Corp.*	200	5,384
CS Disco, Inc.*	900	5,814
CSG Systems International, Inc.	781	50,281
Daily Journal Corp.*	41	19,071
Definitive Healthcare Corp.*	1,700	6,902
Digi International, Inc.*	1,057	38,538
Digimarc Corp.*	500	4,885
Digital Turbine, Inc*	3,200	20,480
DigitalOcean Holdings, Inc.*	2,024	69,140
Domo, Inc., Class B*	1,100	17,424
Donnelley Financial Solutions, Inc.*	800	41,144
eGain Corp.*	500	4,355
EverCommerce, Inc.*	600	6,678
Evolent Health, Inc., Class A*	3,300	27,918
Expensify, Inc., Class A*	2,100	3,885
Fastly, Inc., Class A*	4,000	34,200
Five9, Inc.*	2,300	55,660
Freshworks, Inc., Class A*	6,100	71,797
Genius Sports Ltd.*	6,035	74,713
GigaCloud Technology, Inc., Class A*	800	22,720
Health Catalyst, Inc.*	1,800	5,130
I3 Verticals, Inc., Class A*	600	19,476
IBEX Holdings Ltd.*	300	12,156
Ibotta, Inc., Class A*	300	8,355
Immersion Corp.	600	4,404
Innodata, Inc.*	900	69,363
Intapp, Inc.*	1,600	65,440
IonQ, Inc.*	8,000	492,000
Jamf Holding Corp.*	1,900	20,330
Kaltura, Inc.*	3,300	4,752
Life360, Inc.*	481	51,130
LiveRamp Holdings, Inc.*	1,867	50,670
McGraw Hill, Inc.*	604	7,580
MeridianLink, Inc.*	800	15,944
N-able, Inc.*	1,700	13,260
Nutex Health, Inc.*	100	10,332
Omada Health, Inc.*	366	8,092
ON24, Inc.*	800	4,576
Pagaya Technologies Ltd., Class A*	1,390	41,269
PagerDuty, Inc.*	2,500	41,300
PDF Solutions, Inc.*	1,000	25,820
Phreesia, Inc.*	1,600	37,632
Planet Labs PBC*	6,500	84,370
Playstudios, Inc.*	2,600	2,503
Playtika Holding Corp.	1,800	7,002
Porch Group, Inc.*	2,542	42,655
Progress Software Corp.*	1,226	53,858
PROS Holdings, Inc.*	1,317	30,173
PubMatic, Inc., Class A*	1,100	9,108

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Quantum Computing, Inc.*	3,954	$72,793
Rackspace Technology, Inc.*	1,800	2,538
Red Violet, Inc.	300	15,675
ReposiTrak, Inc.	400	5,928
Rezolve AI PLC*	4,089	20,363
Sapiens International Corp. N.V.	900	38,700
Schrodinger, Inc.*	1,600	32,096
SEMrush Holdings, Inc., Class A*	1,300	9,204
Silvaco Group, Inc.*	400	2,164
Simulations Plus, Inc.*	500	7,535
Skillsoft Corp.*	200	2,604
SoundHound AI, Inc., Class A*	10,700	172,056
Sprout Social, Inc., Class A*	1,418	18,321
SPS Commerce, Inc.*	1,139	118,615
Synchronoss Technologies, Inc.*	400	2,432
Talkspace, Inc.*	3,200	8,832
Teads Holding Co.*	1,000	1,650
TruBridge, Inc.*	300	6,051
Verint Systems, Inc.*	1,895	38,374
Vertex, Inc., Class A*	2,000	49,580
Viant Technology, Inc., Class A*	400	3,452
Vimeo, Inc.*	4,700	36,425
VTEX, Class A*	1,800	7,884
Waystar Holding Corp.*	3,200	121,344
Weave Communications, Inc.*	1,800	12,024
WM Technology, Inc.*	3,500	4,060
Workiva, Inc.*	1,500	129,120
Yext, Inc.*	2,900	24,708
Zeta Global Holdings Corp., Class A*	5,400	107,298
		4,607,791
Telecommunications — 3.1%
A10 Networks, Inc.	2,100	38,115
ADTRAN Holdings, Inc.*	2,405	22,559
Anterix, Inc.*	300	6,441
Applied Digital Corp.*	6,200	142,228
ATN International, Inc.	398	5,958
Aviat Networks, Inc.*	400	9,172
BK Technologies Corp.*	100	8,448
BlackSky Technology, Inc.*	875	17,631
Calix, Inc.*	1,693	103,899
Clearfield, Inc.*	400	13,752
CommScope Holding Co., Inc.*	6,200	95,976
Credo Technology Group Holding Ltd.*	4,300	626,123
DigitalBridge Group, Inc.	4,675	54,698
EchoStar Corp., Class A*	3,900	297,804
Extreme Networks, Inc.*	3,947	81,506
Frequency Electronics, Inc.*	200	6,782
Globalstar, Inc.*	1,393	50,691
Gogo, Inc.*	1,900	16,321
Harmonic, Inc.*	3,470	35,325
IDT Corp., Class B	500	26,155
Inseego Corp.*	500	7,485
InterDigital, Inc.	735	253,744
Lumen Technologies, Inc.*	27,600	168,912
NETGEAR, Inc.*	829	26,851
Ooma, Inc.*	700	8,393
	Number of Shares	Value†

Telecommunications — (continued)
Powerfleet, Inc.*	3,200	$16,768
Preformed Line Products Co.	71	13,927
Ribbon Communications, Inc.*	3,143	11,943
Satellogic, Inc., Class A*	2,300	7,544
Shenandoah Telecommunications Co.	1,518	20,372
Spok Holdings, Inc.	400	6,900
Telephone and Data Systems, Inc.	2,900	113,796
Viasat, Inc.*	3,300	96,690
Viavi Solutions, Inc.*	6,500	82,485
		2,495,394
Textiles — 0.1%
UniFirst Corp.	432	72,226
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	3,096
JAKKS Pacific, Inc.	300	5,619
		8,715
Transportation — 1.0%
ArcBest Corp.	644	44,996
Ardmore Shipping Corp.	900	10,683
Costamare Bulkers Holdings Ltd.*	300	4,311
Costamare, Inc.	1,500	17,865
Covenant Logistics Group, Inc.	400	8,664
CryoPort, Inc.*	1,500	14,220
DHT Holdings, Inc.	3,900	46,605
Dorian LPG Ltd.	1,132	33,734
FLEX LNG Ltd.*	1,000	25,200
Forward Air Corp.*	596	15,281
Genco Shipping & Trading Ltd.	1,100	19,580
Heartland Express, Inc.	1,567	13,131
Himalaya Shipping Ltd.*	872	7,177
Hub Group, Inc., Class A	1,786	61,510
International Seaways, Inc.	1,131	52,117
Marten Transport Ltd.	1,626	17,333
Matson, Inc.	948	93,463
Navigator Holdings Ltd.	1,000	15,490
Nordic American Tankers Ltd.	5,267	16,538
PAMT CORP*	200	2,280
Pangaea Logistics Solutions Ltd.	500	2,540
Proficient Auto Logistics, Inc.*	500	3,445
Radiant Logistics, Inc.*	1,000	5,900
RXO, Inc.*	4,700	72,286
Safe Bulkers, Inc.	1,700	7,548
Scorpio Tankers, Inc.	1,240	69,502
SFL Corp. Ltd.	3,784	28,494
Teekay Corp., Ltd.	1,300	10,634
Teekay Tankers Ltd., Class A	700	35,385
Universal Logistics Holdings, Inc.	200	4,688
Werner Enterprises, Inc.	1,472	38,743
World Kinect Corp.	1,500	38,925
		838,268
Trucking and Leasing — 0.3%
GATX Corp.	1,044	182,491
The Greenbrier Cos., Inc.	947	43,723

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Trucking and Leasing — (continued)
Willis Lease Finance Corp.	100	$13,709
		239,923
Water — 0.3%
American States Water Co.	1,061	77,792
California Water Service Group	1,766	81,042
Consolidated Water Co., Ltd.	400	14,112
Global Water Resources, Inc.	500	5,150
H2O America	932	45,388
Middlesex Water Co.	531	28,738
The York Water Co.	397	12,077
		264,299
TOTAL COMMON STOCKS (Cost $67,820,123)		77,254,934

REAL ESTATE INVESTMENT TRUSTS — 6.1%
Apartments — 0.3%
Apartment Investment and Management Co., Class A	4,100	32,513
BRT Apartments Corp.	300	4,698
Centerspace	461	27,153
Elme Communities	2,706	45,623
Independence Realty Trust, Inc.	6,792	111,321
NexPoint Residential Trust, Inc.	700	22,554
		243,862
Diversified — 0.8%
Alexander & Baldwin, Inc.	2,256	41,037
American Assets Trust, Inc.	1,600	32,512
Armada Hoffler Properties, Inc.	2,100	14,721
Broadstone Net Lease, Inc.	5,600	100,072
Claros Mortgage Trust, Inc.*	2,900	9,628
Clipper Realty, Inc.	600	2,280
Farmland Partners, Inc.	1,400	15,232
FrontView REIT, Inc.	500	6,855
Gladstone Commercial Corp.	1,252	15,425
Gladstone Land Corp.	1,100	10,076
Global Net Lease, Inc.	5,882	47,821
InvenTrust Properties Corp.	2,300	65,826
NexPoint Diversified Real Estate Trust	1,454	5,366
One Liberty Properties, Inc.	510	11,281
Outfront Media, Inc.	3,985	73,005
Postal Realty Trust, Inc., Class A	700	10,983
PotlatchDeltic Corp.	2,147	87,490
Safehold, Inc.	1,435	22,228
UMH Properties, Inc.	2,168	32,195
Veris Residential, Inc.	2,400	36,480
		640,513
Healthcare — 1.0%
American Healthcare REIT, Inc.	4,700	197,447
CareTrust REIT, Inc.	6,195	214,843
Community Healthcare Trust, Inc.	700	10,710
Diversified Healthcare Trust	6,700	29,547
Global Medical REIT, Inc.	360	12,136
LTC Properties, Inc.	1,317	48,545
	Number of Shares	Value†

Healthcare — (continued)
National Health Investors, Inc.	1,357	$107,881
Sabra Health Care REIT, Inc.	7,093	132,213
Sila Realty Trust, Inc.	1,700	42,670
Strawberry Fields REIT, Inc.	300	3,690
Universal Health Realty Income Trust	420	16,451
		816,133
Hotels & Resorts — 0.6%
Apple Hospitality REIT, Inc.	6,500	78,065
Braemar Hotels & Resorts, Inc.	1,100	3,003
Chatham Lodging Trust	1,300	8,723
DiamondRock Hospitality Co.	6,023	47,943
Pebblebrook Hotel Trust	3,493	39,785
RLJ Lodging Trust	4,280	30,816
Ryman Hospitality Properties, Inc.	1,798	161,083
Service Properties Trust	3,500	9,485
Summit Hotel Properties, Inc.	3,400	18,666
Sunstone Hotel Investors, Inc.	5,347	50,102
Xenia Hotels & Resorts, Inc.	2,800	38,416
		486,087
Industrial — 0.4%
Industrial Logistics Properties Trust	1,300	7,579
Innovative Industrial Properties, Inc.	756	40,507
LXP Industrial Trust	8,615	77,190
Plymouth Industrial REIT, Inc.	1,100	24,563
Terreno Realty Corp.	2,975	168,831
		318,670
Mortgage Banks — 0.9%
ACRES Commercial Realty Corp.*	200	4,232
Adamas Trust, Inc.	2,275	15,857
Advanced Flower Capital, Inc.	600	2,298
AG Mortgage Investment Trust, Inc.	39	283
Angel Oak Mortgage REIT, Inc.	200	1,874
Apollo Commercial Real Estate Finance, Inc.	4,056	41,087
Arbor Realty Trust, Inc.	5,400	65,934
Ares Commercial Real Estate Corp.	1,600	7,216
ARMOUR Residential REIT, Inc.	2,996	44,760
Blackstone Mortgage Trust, Inc., Class A	4,900	90,209
BrightSpire Capital, Inc.	3,900	21,177
Chimera Investment Corp.	2,300	30,406
Dynex Capital, Inc.	3,942	48,447
Ellington Financial, Inc.	2,500	32,450
Franklin BSP Realty Trust, Inc.	2,312	25,108
Invesco Mortgage Capital, Inc.	1,612	12,187
KKR Real Estate Finance Trust, Inc.	1,800	16,200
Ladder Capital Corp.	3,476	37,923
Lument Finance Trust, Inc.	1,700	3,434
MFA Financial, Inc.	3,175	29,178
Nexpoint Real Estate Finance, Inc.	300	4,254
Orchid Island Capital, Inc.	3,816	26,750
PennyMac Mortgage Investment Trust	2,592	31,778
Ready Capital Corp.	4,654	18,011
Redwood Trust, Inc.	3,677	21,290

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
Rithm Property Trust, Inc.	1,500	$3,780
Seven Hills Realty Trust	500	5,155
Sunrise Realty Trust, Inc.	200	2,078
TPG RE Finance Trust, Inc.	2,000	17,120
Two Harbors Investment Corp.	3,100	30,597
		691,073
Office Property — 0.7%
Brandywine Realty Trust	5,500	22,935
City Office REIT, Inc.	1,400	9,744
COPT Defense Properties	3,300	95,898
Douglas Emmett, Inc.	4,800	74,736
Easterly Government Properties, Inc.	1,080	24,764
Empire State Realty Trust, Inc., Class A	3,900	29,874
Franklin Street Properties Corp.	3,700	5,920
Hudson Pacific Properties, Inc.*	9,500	26,220
JBG SMITH Properties	1,595	35,489
NET Lease Office Properties	500	14,830
Paramount Group, Inc.*	5,200	34,008
Peakstone Realty Trust	1,100	14,432
Piedmont Realty Trust, Inc.	3,400	30,600
SL Green Realty Corp.	2,100	125,601
		545,051
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	7,674
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	600	18,348
Tanger, Inc.	3,200	108,288
The Macerich Co.	7,400	134,680
		261,316
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	200	2,834
Essential Properties Realty Trust, Inc.	5,900	175,584
Four Corners Property Trust, Inc.	3,000	73,200
Getty Realty Corp.	1,469	39,413
Modiv Industrial, Inc.	300	4,392
		295,423
Storage & Warehousing — 0.0%
Smartstop Self Storage REIT, Inc.	800	30,112
Strip Centers — 0.7%
Acadia Realty Trust	4,020	81,003
Alexander's, Inc.	69	16,180
CTO Realty Growth, Inc.	759	12,372
Curbline Properties Corp.	2,750	61,325
Kite Realty Group Trust	6,449	143,813
NETSTREIT Corp.	2,500	45,150
Phillips Edison & Co., Inc.	3,700	127,021
Saul Centers, Inc.	351	11,186
SITE Centers Corp.	1,525	13,740
Urban Edge Properties	3,700	75,739
	Number of Shares	Value†

Strip Centers — (continued)
Whitestone REIT	1,400	$17,192
		604,721
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,648,620)		4,940,635

RIGHTS — 0.0%
Aduro Biotech CVR*	560	0
CinCor Pharma, Inc.*	800	2,448
OmniAb, Inc.*	191	133
OmniAb, Inc.*	191	116
Resolute Forest Products, Inc.*	1,500	2,130
TOTAL RIGHTS (Cost $699)		4,827

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	57
Pulse Biosciences, Inc. *	76	509
TOTAL WARRANTS (Cost $0)		566

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $330,797)	330,797	330,797
TOTAL INVESTMENTS — 101.3% (Cost $73,800,239)		$82,531,759
Other Assets & Liabilities — (1.3)%		(1,090,280)
TOTAL NET ASSETS — 100.0%		$81,441,479

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$52,331

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.2%	$1,699,217
Agriculture	0.3%	246,299
Airlines	0.3%	217,532
Apparel	0.6%	481,635
Auto Manufacturers	0.2%	153,727
Auto Parts & Equipment	1.1%	823,431
Banks	9.7%	7,454,914
Beverages	0.1%	97,311
Biotechnology	7.3%	5,616,317
Building Materials	1.6%	1,227,428
Chemicals	1.7%	1,329,085
Coal	0.6%	426,570
Commercial Services	4.7%	3,605,023
Computers	2.4%	1,860,177
Cosmetics & Personal Care	0.3%	197,948
Distribution & Wholesale	0.9%	660,349
Diversified Financial Services	3.2%	2,433,354
Electric	2.1%	1,588,218
Electrical Components & Equipment	0.8%	649,368
Electronics	2.7%	2,071,975
Energy-Alternate Sources	1.0%	775,391
Engineering & Construction	2.7%	2,102,443
Entertainment	1.1%	861,308
Environmental Control	0.4%	345,973
Food	1.0%	791,012
Forest Products & Paper	0.1%	57,112
Gas	1.1%	858,070
Hand & Machine Tools	0.3%	262,917
Healthcare Products	3.4%	2,620,237
Healthcare Services	2.4%	1,846,658
Home Builders	1.8%	1,374,086
Home Furnishings	0.3%	217,616
Household Products & Wares	0.3%	219,318
Insurance	2.6%	1,989,336
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Internet	1.9%	$1,485,648
Investment Companies	1.5%	1,168,950
Iron & Steel	0.2%	186,873
Leisure Time	0.7%	576,256
Lodging	0.1%	74,795
Machinery — Construction & Mining	1.2%	961,719
Machinery — Diversified	1.9%	1,483,113
Media	0.4%	338,943
Metal Fabricate/Hardware	0.8%	578,650
Mining	2.1%	1,624,477
Miscellaneous Manufacturing	1.6%	1,231,242
Multi-National	0.0%	37,236
Office & Business Equipment	0.1%	69,261
Office Furnishings	0.2%	156,451
Oil & Gas	2.2%	1,727,907
Oil & Gas Services	1.1%	829,917
Packaging and Containers	0.2%	187,256
Pharmaceuticals	3.0%	2,281,725
Pipelines	0.3%	236,319
Private Equity	0.0%	37,504
Real Estate	0.8%	620,585
Retail	3.6%	2,812,463
Savings & Loans	1.1%	833,993
Semiconductors	2.6%	1,973,349
Software	6.0%	4,607,791
Telecommunications	3.2%	2,495,394
Textiles	0.1%	72,226
Toys, Games & Hobbies	0.0%	8,715
Transportation	1.1%	838,268
Trucking and Leasing	0.3%	239,923
Water	0.3%	264,299
	100.0%	$77,254,934

Futures contracts held by the Fund at September 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	12/19/25	3	50	$2,456	$368,325	$5,903	$—
							$5,903	$—